Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014207
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class A
Trading Symbol	EVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.97%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Core Bond Portfolio underperformed the Index and detracted from Index-relative returns during the period — but outperformed the Secondary Index

↓ An underweight exposure to agency mortgage-backed securities (MBS), yield-curve positioning, and the use of derivatives detracted from returns during the period

↑ Bond selections ― notably in investment-grade corporate bonds ― and sector allocations ― notably an overweight exposure to commercial MBS ― aided returns

↑ Stock Portfolio outperformed the Index; an overweight position in artificial intelligence chipmaker NVIDIA Corp. contributed to Index-relative returns

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors within the Index, the Fund’s stock selections in the energy and real estate sectors detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,453	$9,700	$9,904	$10,210
2/15	$9,755	$10,257	$10,208	$10,114
3/15	$9,747	$10,095	$10,130	$10,161
4/15	$9,759	$10,192	$10,174	$10,124
5/15	$9,879	$10,323	$10,243	$10,100
6/15	$9,750	$10,123	$10,079	$9,990
7/15	$9,889	$10,335	$10,234	$10,059
8/15	$9,552	$9,712	$9,857	$10,045
9/15	$9,354	$9,471	$9,738	$10,113
10/15	$9,820	$10,270	$10,231	$10,114
11/15	$9,832	$10,301	$10,239	$10,088
12/15	$9,726	$10,138	$10,128	$10,055
1/16	$9,512	$9,635	$9,883	$10,193
2/16	$9,453	$9,622	$9,903	$10,266
3/16	$9,865	$10,275	$10,342	$10,360
4/16	$9,865	$10,315	$10,382	$10,400
5/16	$9,948	$10,500	$10,495	$10,402
6/16	$10,044	$10,527	$10,587	$10,589
7/16	$10,248	$10,915	$10,848	$10,656
8/16	$10,212	$10,931	$10,852	$10,644
9/16	$10,186	$10,933	$10,851	$10,638
10/16	$10,042	$10,733	$10,699	$10,556
11/16	$10,054	$11,131	$10,835	$10,307
12/16	$10,174	$11,351	$10,970	$10,321
1/17	$10,258	$11,566	$11,103	$10,341
2/17	$10,512	$12,025	$11,398	$10,411
3/17	$10,507	$12,039	$11,403	$10,406
4/17	$10,604	$12,163	$11,509	$10,486
5/17	$10,750	$12,334	$11,641	$10,567
6/17	$10,831	$12,411	$11,680	$10,556
7/17	$10,962	$12,667	$11,844	$10,601
8/17	$11,011	$12,705	$11,909	$10,696
9/17	$11,090	$12,967	$12,033	$10,645
10/17	$11,250	$13,270	$12,205	$10,652
11/17	$11,410	$13,677	$12,423	$10,638
12/17	$11,551	$13,829	$12,529	$10,687
1/18	$11,855	$14,621	$12,901	$10,564
2/18	$11,550	$14,082	$12,567	$10,464
3/18	$11,412	$13,724	$12,408	$10,531
4/18	$11,462	$13,777	$12,399	$10,452
5/18	$11,641	$14,108	$12,614	$10,527
6/18	$11,659	$14,195	$12,654	$10,514
7/18	$11,953	$14,724	$12,938	$10,516
8/18	$12,164	$15,203	$13,224	$10,584
9/18	$12,173	$15,290	$13,235	$10,516
10/18	$11,646	$14,245	$12,651	$10,433
11/18	$11,787	$14,535	$12,836	$10,495
12/18	$11,155	$13,223	$12,235	$10,688
1/19	$11,761	$14,282	$12,875	$10,801
2/19	$12,003	$14,741	$13,120	$10,795
3/19	$12,290	$15,027	$13,374	$11,003
4/19	$12,628	$15,636	$13,700	$11,005
5/19	$12,398	$14,642	$13,275	$11,201
6/19	$12,890	$15,674	$13,903	$11,341
7/19	$13,080	$15,899	$14,035	$11,366
8/19	$13,154	$15,648	$14,047	$11,661
9/19	$13,159	$15,940	$14,175	$11,599
10/19	$13,296	$16,286	$14,376	$11,634
11/19	$13,556	$16,877	$14,686	$11,628
12/19	$13,791	$17,386	$14,948	$11,620
1/20	$13,931	$17,379	$15,060	$11,843
2/20	$13,315	$15,949	$14,424	$12,056
3/20	$12,032	$13,979	$13,321	$11,985
4/20	$13,100	$15,771	$14,441	$12,198
5/20	$13,550	$16,522	$14,880	$12,255
6/20	$13,807	$16,850	$15,095	$12,332
7/20	$14,456	$17,801	$15,696	$12,517
8/20	$15,058	$19,080	$16,322	$12,416
9/20	$14,671	$18,355	$15,947	$12,409
10/20	$14,428	$17,867	$15,664	$12,353
11/20	$15,328	$19,823	$16,754	$12,475
12/20	$15,750	$20,585	$17,150	$12,492
1/21	$15,562	$20,377	$16,997	$12,402
2/21	$15,822	$20,939	$17,180	$12,223
3/21	$16,034	$21,856	$17,545	$12,071
4/21	$16,756	$23,022	$18,163	$12,166
5/21	$16,756	$23,183	$18,262	$12,206
6/21	$17,067	$23,724	$18,570	$12,291
7/21	$17,342	$24,288	$18,917	$12,429
8/21	$17,603	$25,026	$19,248	$12,405
9/21	$16,965	$23,863	$18,644	$12,298
10/21	$17,632	$25,534	$19,426	$12,294
11/21	$17,487	$25,357	$19,368	$12,331
12/21	$17,956	$26,494	$19,869	$12,299
1/22	$17,035	$25,123	$19,081	$12,034
2/22	$16,832	$24,371	$18,653	$11,900
3/22	$17,014	$25,276	$18,861	$11,569
4/22	$15,950	$23,071	$17,588	$11,130
5/22	$15,871	$23,114	$17,653	$11,202
6/22	$15,135	$21,206	$16,668	$11,026
7/22	$15,982	$23,161	$17,753	$11,296
8/22	$15,480	$22,217	$17,118	$10,977
9/22	$14,510	$20,170	$15,876	$10,502
10/22	$14,982	$21,804	$16,565	$10,366
11/22	$15,675	$23,022	$17,364	$10,748
12/22	$15,159	$21,696	$16,732	$10,699
1/23	$15,770	$23,059	$17,569	$11,028
2/23	$15,324	$22,496	$17,130	$10,743
3/23	$15,852	$23,322	$17,682	$11,016
4/23	$15,985	$23,686	$17,890	$11,083
5/23	$15,918	$23,789	$17,859	$10,962
6/23	$16,460	$25,361	$18,541	$10,923
7/23	$16,759	$26,176	$18,894	$10,915
8/23	$16,693	$25,759	$18,665	$10,846
9/23	$16,006	$24,531	$17,941	$10,570
10/23	$15,722	$24,015	$17,602	$10,403
11/23	$16,924	$26,208	$18,885	$10,874
12/23	$17,592	$27,399	$19,689	$11,291
1/24	$17,996	$27,859	$19,866	$11,260
2/24	$18,620	$29,347	$20,390	$11,101
3/24	$18,971	$30,291	$20,859	$11,203
4/24	$18,294	$29,054	$20,137	$10,920
5/24	$19,140	$30,494	$20,873	$11,105
6/24	$19,810	$31,589	$21,401	$11,210
7/24	$20,013	$31,973	$21,757	$11,472
8/24	$20,573	$32,749	$22,199	$11,637
9/24	$20,902	$33,448	$22,602	$11,793
10/24	$20,664	$33,145	$22,255	$11,500
11/24	$21,379	$35,090	$23,133	$11,622
12/24	$21,012	$34,254	$22,651	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	19.46%	8.78%	8.28%
Class A with 5.25% Maximum Sales Charge	13.18%	7.61%	7.70%
S&P 500® Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Blended IndexFootnote Reference1	15.04%	8.66%	8.51%

AssetsNet	$ 1,013,190,430
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 5,002,640
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,013,190,430
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	373
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$5,002,640

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Commercial Mortgage-Backed Securities	2.9%
Short-Term Investments	4.3%
Asset-Backed Securities	4.7%
U.S. Treasury Obligations	7.9%
Corporate Bonds	9.5%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Common Stocks	58.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	2.6%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
U.S. Treasury Notes, 0.38%, 12/31/25	1.5%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014209
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class C
Trading Symbol	ECIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Core Bond Portfolio underperformed the Index and detracted from Index-relative returns during the period — but outperformed the Secondary Index

↓ An underweight exposure to agency mortgage-backed securities (MBS), yield-curve positioning, and the use of derivatives detracted from returns during the period

↑ Bond selections ― notably in investment-grade corporate bonds ― and sector allocations ― notably an overweight exposure to commercial MBS ― aided returns

↑ Stock Portfolio outperformed the Index; an overweight position in artificial intelligence chipmaker NVIDIA Corp. contributed to Index-relative returns

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors within the Index, the Fund’s stock selections in the energy and real estate sectors detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,976	$9,700	$9,904	$10,210
2/15	$10,294	$10,257	$10,208	$10,114
3/15	$10,273	$10,095	$10,130	$10,161
4/15	$10,284	$10,192	$10,174	$10,124
5/15	$10,399	$10,323	$10,243	$10,100
6/15	$10,257	$10,123	$10,079	$9,990
7/15	$10,403	$10,335	$10,234	$10,059
8/15	$10,039	$9,712	$9,857	$10,045
9/15	$9,826	$9,471	$9,738	$10,113
10/15	$10,314	$10,270	$10,231	$10,114
11/15	$10,314	$10,301	$10,239	$10,088
12/15	$10,186	$10,138	$10,128	$10,055
1/16	$9,963	$9,635	$9,883	$10,193
2/16	$9,901	$9,622	$9,903	$10,266
3/16	$10,328	$10,275	$10,342	$10,360
4/16	$10,315	$10,315	$10,382	$10,400
5/16	$10,390	$10,500	$10,495	$10,402
6/16	$10,485	$10,527	$10,587	$10,589
7/16	$10,697	$10,915	$10,848	$10,656
8/16	$10,647	$10,931	$10,852	$10,644
9/16	$10,627	$10,933	$10,851	$10,638
10/16	$10,465	$10,733	$10,699	$10,556
11/16	$10,465	$11,131	$10,835	$10,307
12/16	$10,581	$11,351	$10,970	$10,321
1/17	$10,669	$11,566	$11,103	$10,341
2/17	$10,932	$12,025	$11,398	$10,411
3/17	$10,908	$12,039	$11,403	$10,406
4/17	$11,008	$12,163	$11,509	$10,486
5/17	$11,159	$12,334	$11,641	$10,567
6/17	$11,234	$12,411	$11,680	$10,556
7/17	$11,356	$12,667	$11,844	$10,601
8/17	$11,394	$12,705	$11,909	$10,696
9/17	$11,479	$12,967	$12,033	$10,645
10/17	$11,631	$13,270	$12,205	$10,652
11/17	$11,783	$13,677	$12,423	$10,638
12/17	$11,918	$13,829	$12,529	$10,687
1/18	$12,231	$14,621	$12,901	$10,564
2/18	$11,918	$14,082	$12,567	$10,464
3/18	$11,767	$13,724	$12,408	$10,531
4/18	$11,806	$13,777	$12,399	$10,452
5/18	$11,989	$14,108	$12,614	$10,527
6/18	$11,998	$14,195	$12,654	$10,514
7/18	$12,285	$14,724	$12,938	$10,516
8/18	$12,501	$15,203	$13,224	$10,584
9/18	$12,501	$15,290	$13,235	$10,516
10/18	$11,962	$14,245	$12,651	$10,433
11/18	$12,080	$14,535	$12,836	$10,495
12/18	$11,437	$13,223	$12,235	$10,688
1/19	$12,042	$14,282	$12,875	$10,801
2/19	$12,289	$14,741	$13,120	$10,795
3/19	$12,572	$15,027	$13,374	$11,003
4/19	$12,916	$15,636	$13,700	$11,005
5/19	$12,668	$14,642	$13,275	$11,201
6/19	$13,158	$15,674	$13,903	$11,341
7/19	$13,337	$15,899	$14,035	$11,366
8/19	$13,413	$15,648	$14,047	$11,661
9/19	$13,406	$15,940	$14,175	$11,599
10/19	$13,531	$16,286	$14,376	$11,634
11/19	$13,795	$16,877	$14,686	$11,628
12/19	$14,035	$17,386	$14,948	$11,620
1/20	$14,162	$17,379	$15,060	$11,843
2/20	$13,524	$15,949	$14,424	$12,056
3/20	$12,217	$13,979	$13,321	$11,985
4/20	$13,283	$15,771	$14,441	$12,198
5/20	$13,737	$16,522	$14,880	$12,255
6/20	$14,002	$16,850	$15,095	$12,332
7/20	$14,642	$17,801	$15,696	$12,517
8/20	$15,235	$19,080	$16,322	$12,416
9/20	$14,846	$18,355	$15,947	$12,409
10/20	$14,587	$17,867	$15,664	$12,353
11/20	$15,493	$19,823	$16,754	$12,475
12/20	$15,889	$20,585	$17,150	$12,492
1/21	$15,701	$20,377	$16,997	$12,402
2/21	$15,947	$20,939	$17,180	$12,223
3/21	$16,159	$21,856	$17,545	$12,071
4/21	$16,869	$23,022	$18,163	$12,166
5/21	$16,869	$23,183	$18,262	$12,206
6/21	$17,163	$23,724	$18,570	$12,291
7/21	$17,438	$24,288	$18,917	$12,429
8/21	$17,685	$25,026	$19,248	$12,405
9/21	$17,032	$23,863	$18,644	$12,298
10/21	$17,699	$25,534	$19,426	$12,294
11/21	$17,540	$25,357	$19,368	$12,331
12/21	$17,989	$26,494	$19,869	$12,299
1/22	$17,054	$25,123	$19,081	$12,034
2/22	$16,852	$24,371	$18,653	$11,900
3/22	$17,015	$25,276	$18,861	$11,569
4/22	$15,940	$23,071	$17,588	$11,130
5/22	$15,862	$23,114	$17,653	$11,202
6/22	$15,114	$21,206	$16,668	$11,026
7/22	$15,940	$23,161	$17,753	$11,296
8/22	$15,426	$22,217	$17,118	$10,977
9/22	$14,465	$20,170	$15,876	$10,502
10/22	$14,918	$21,804	$16,565	$10,366
11/22	$15,590	$23,022	$17,364	$10,748
12/22	$15,081	$21,696	$16,732	$10,699
1/23	$15,669	$23,059	$17,569	$11,028
2/23	$15,228	$22,496	$17,130	$10,743
3/23	$15,735	$23,322	$17,682	$11,016
4/23	$15,866	$23,686	$17,890	$11,083
5/23	$15,768	$23,789	$17,859	$10,962
6/23	$16,304	$25,361	$18,541	$10,923
7/23	$16,599	$26,176	$18,894	$10,915
8/23	$16,533	$25,759	$18,665	$10,846
9/23	$15,840	$24,531	$17,941	$10,570
10/23	$15,545	$24,015	$17,602	$10,403
11/23	$16,710	$26,208	$18,885	$10,874
12/23	$17,366	$27,399	$19,689	$11,291
1/24	$17,747	$27,859	$19,866	$11,260
2/24	$18,359	$29,347	$20,390	$11,101
3/24	$18,701	$30,291	$20,859	$11,203
4/24	$18,021	$29,054	$20,137	$10,920
5/24	$18,850	$30,494	$20,873	$11,105
6/24	$19,485	$31,589	$21,401	$11,210
7/24	$19,667	$31,973	$21,757	$11,472
8/24	$20,214	$32,749	$22,199	$11,637
9/24	$20,513	$33,448	$22,602	$11,793
10/24	$20,264	$33,145	$22,255	$11,500
11/24	$20,962	$35,090	$23,133	$11,622
12/24	$20,907	$34,254	$22,651	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	18.63%	7.97%	7.65%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	17.63%	7.97%	7.65%
S&P 500® Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Blended IndexFootnote Reference1	15.04%	8.66%	8.51%

AssetsNet	$ 1,013,190,430
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 5,002,640
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,013,190,430
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	373
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$5,002,640

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Commercial Mortgage-Backed Securities	2.9%
Short-Term Investments	4.3%
Asset-Backed Securities	4.7%
U.S. Treasury Obligations	7.9%
Corporate Bonds	9.5%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Common Stocks	58.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	2.6%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
U.S. Treasury Notes, 0.38%, 12/31/25	1.5%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000120937
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class I
Trading Symbol	EIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Core Bond Portfolio underperformed the Index and detracted from Index-relative returns during the period — but outperformed the Secondary Index

↓ An underweight exposure to agency mortgage-backed securities (MBS), yield-curve positioning, and the use of derivatives detracted from returns during the period

↑ Bond selections ― notably in investment-grade corporate bonds ― and sector allocations ― notably an overweight exposure to commercial MBS ― aided returns

↑ Stock Portfolio outperformed the Index; an overweight position in artificial intelligence chipmaker NVIDIA Corp. contributed to Index-relative returns

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors within the Index, the Fund’s stock selections in the energy and real estate sectors detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
1/15	$998,818	$969,981	$990,376	$1,020,969
2/15	$1,030,733	$1,025,727	$1,020,802	$1,011,370
3/15	$1,029,209	$1,009,506	$1,013,012	$1,016,066
4/15	$1,031,580	$1,019,190	$1,017,389	$1,012,420
5/15	$1,043,087	$1,032,296	$1,024,259	$1,009,982
6/15	$1,030,063	$1,012,313	$1,007,895	$998,970
7/15	$1,046,005	$1,033,522	$1,023,368	$1,005,914
8/15	$1,009,217	$971,166	$985,733	$1,004,469
9/15	$988,884	$947,136	$973,766	$1,011,264
10/15	$1,039,375	$1,027,030	$1,023,116	$1,011,431
11/15	$1,039,375	$1,030,085	$1,023,860	$1,008,759
12/15	$1,028,821	$1,013,838	$1,012,848	$1,005,500
1/16	$1,006,210	$963,527	$988,266	$1,019,336
2/16	$1,001,185	$962,227	$990,270	$1,026,567
3/16	$1,044,065	$1,027,503	$1,034,211	$1,035,986
4/16	$1,044,065	$1,031,487	$1,038,205	$1,039,963
5/16	$1,054,165	$1,050,010	$1,049,498	$1,040,229
6/16	$1,063,672	$1,052,731	$1,058,672	$1,058,920
7/16	$1,086,496	$1,091,544	$1,084,769	$1,065,615
8/16	$1,082,692	$1,093,076	$1,085,186	$1,064,396
9/16	$1,080,719	$1,093,283	$1,085,055	$1,063,773
10/16	$1,064,174	$1,073,340	$1,069,860	$1,055,636
11/16	$1,065,445	$1,113,091	$1,083,511	$1,030,666
12/16	$1,078,804	$1,135,093	$1,096,972	$1,032,120
1/17	$1,089,066	$1,156,621	$1,110,316	$1,034,145
2/17	$1,116,007	$1,202,546	$1,139,753	$1,041,096
3/17	$1,114,801	$1,203,949	$1,140,311	$1,040,550
4/17	$1,125,112	$1,216,313	$1,150,858	$1,048,580
5/17	$1,141,871	$1,233,430	$1,164,119	$1,056,651
6/17	$1,149,906	$1,241,129	$1,168,010	$1,055,587
7/17	$1,165,040	$1,266,650	$1,184,431	$1,060,130
8/17	$1,168,939	$1,270,527	$1,190,856	$1,069,639
9/17	$1,178,104	$1,296,736	$1,203,326	$1,064,544
10/17	$1,196,392	$1,326,995	$1,220,453	$1,065,161
11/17	$1,213,368	$1,367,694	$1,242,285	$1,063,794
12/17	$1,227,788	$1,382,901	$1,252,853	$1,068,676
1/18	$1,261,476	$1,462,078	$1,290,120	$1,056,368
2/18	$1,229,135	$1,408,190	$1,256,698	$1,046,354
3/18	$1,215,100	$1,372,403	$1,240,760	$1,053,065
4/18	$1,219,164	$1,377,669	$1,239,925	$1,045,232
5/18	$1,239,463	$1,410,846	$1,261,380	$1,052,692
6/18	$1,242,191	$1,419,530	$1,265,418	$1,051,397
7/18	$1,272,088	$1,472,355	$1,293,793	$1,051,647
8/18	$1,295,882	$1,520,333	$1,322,418	$1,058,414
9/18	$1,296,357	$1,528,986	$1,323,528	$1,051,599
10/18	$1,241,540	$1,424,480	$1,265,066	$1,043,288
11/18	$1,255,240	$1,453,508	$1,283,555	$1,049,516
12/18	$1,188,640	$1,322,270	$1,223,451	$1,068,797
1/19	$1,253,240	$1,428,231	$1,287,474	$1,080,147
2/19	$1,280,521	$1,474,089	$1,311,978	$1,079,522
3/19	$1,311,912	$1,502,733	$1,337,352	$1,100,250
4/19	$1,347,952	$1,563,578	$1,369,978	$1,100,532
5/19	$1,322,004	$1,464,216	$1,327,470	$1,120,068
6/19	$1,375,265	$1,567,408	$1,390,271	$1,134,134
7/19	$1,395,530	$1,589,935	$1,403,483	$1,136,629
8/19	$1,404,917	$1,564,750	$1,404,691	$1,166,081
9/19	$1,404,835	$1,594,027	$1,417,468	$1,159,870
10/19	$1,419,436	$1,628,553	$1,437,597	$1,163,364
11/19	$1,447,187	$1,687,668	$1,468,614	$1,162,772
12/19	$1,474,800	$1,738,605	$1,494,800	$1,161,961
1/20	$1,489,759	$1,737,924	$1,505,955	$1,184,323
2/20	$1,423,952	$1,594,859	$1,442,416	$1,205,639
3/20	$1,286,199	$1,397,874	$1,332,126	$1,198,544
4/20	$1,400,389	$1,577,072	$1,444,060	$1,219,849
5/20	$1,448,469	$1,652,185	$1,488,016	$1,225,529
6/20	$1,478,310	$1,685,042	$1,509,521	$1,233,249
7/20	$1,547,702	$1,780,054	$1,569,609	$1,251,670
8/20	$1,610,597	$1,908,005	$1,632,236	$1,241,566
9/20	$1,571,684	$1,835,507	$1,594,666	$1,240,886
10/20	$1,545,689	$1,786,694	$1,566,373	$1,235,345
11/20	$1,642,008	$1,982,273	$1,675,398	$1,247,466
12/20	$1,686,602	$2,058,487	$1,714,971	$1,249,185
1/21	$1,666,536	$2,037,705	$1,699,664	$1,240,229
2/21	$1,695,862	$2,093,895	$1,717,967	$1,222,319
3/21	$1,719,564	$2,185,598	$1,754,530	$1,207,057
4/21	$1,795,404	$2,302,241	$1,816,257	$1,216,592
5/21	$1,796,954	$2,318,321	$1,826,242	$1,220,567
6/21	$1,831,395	$2,372,442	$1,856,954	$1,229,143
7/21	$1,860,888	$2,428,799	$1,891,726	$1,242,886
8/21	$1,888,825	$2,502,648	$1,924,797	$1,240,520
9/21	$1,819,995	$2,386,250	$1,864,418	$1,229,779
10/21	$1,893,106	$2,553,435	$1,942,587	$1,229,440
11/21	$1,877,550	$2,535,743	$1,936,810	$1,233,078
12/21	$1,927,436	$2,649,385	$1,986,908	$1,229,922
1/22	$1,830,226	$2,512,287	$1,908,095	$1,203,425
2/22	$1,808,438	$2,437,066	$1,865,302	$1,189,999
3/22	$1,829,173	$2,527,553	$1,886,128	$1,156,939
4/22	$1,713,168	$2,307,145	$1,758,813	$1,113,035
5/22	$1,706,443	$2,311,378	$1,765,286	$1,120,212
6/22	$1,628,368	$2,120,588	$1,666,780	$1,102,638
7/22	$1,717,802	$2,316,116	$1,775,282	$1,129,580
8/22	$1,665,491	$2,221,660	$1,711,777	$1,097,662
9/22	$1,562,191	$2,017,049	$1,587,601	$1,050,236
10/22	$1,613,021	$2,180,352	$1,656,497	$1,036,633
11/22	$1,687,573	$2,302,198	$1,736,407	$1,074,756
12/22	$1,633,141	$2,169,558	$1,673,249	$1,069,908
1/23	$1,698,822	$2,305,880	$1,756,921	$1,102,823
2/23	$1,650,893	$2,249,619	$1,713,031	$1,074,309
3/23	$1,708,749	$2,332,212	$1,768,172	$1,101,599
4/23	$1,723,018	$2,368,614	$1,789,018	$1,108,275
5/23	$1,714,100	$2,378,910	$1,785,892	$1,096,208
6/23	$1,775,324	$2,536,097	$1,854,146	$1,092,298
7/23	$1,807,570	$2,617,569	$1,889,368	$1,091,536
8/23	$1,800,404	$2,575,893	$1,866,491	$1,084,564
9/23	$1,727,471	$2,453,080	$1,794,125	$1,057,004
10/23	$1,696,880	$2,401,500	$1,760,165	$1,040,323
11/23	$1,826,440	$2,620,818	$1,888,498	$1,087,435
12/23	$1,899,654	$2,739,884	$1,968,891	$1,129,061
1/24	$1,941,465	$2,785,925	$1,986,580	$1,125,961
2/24	$2,010,543	$2,934,682	$2,038,998	$1,110,053
3/24	$2,049,634	$3,029,104	$2,085,892	$1,120,303
4/24	$1,976,629	$2,905,381	$2,013,699	$1,092,006
5/24	$2,069,711	$3,049,444	$2,087,263	$1,110,519
6/24	$2,141,486	$3,158,864	$2,140,105	$1,121,033
7/24	$2,163,468	$3,197,315	$2,175,730	$1,147,217
8/24	$2,225,753	$3,274,872	$2,219,901	$1,163,702
9/24	$2,260,865	$3,344,813	$2,260,237	$1,179,283
10/24	$2,235,111	$3,314,481	$2,225,518	$1,150,038
11/24	$2,314,213	$3,509,044	$2,313,314	$1,162,197
12/24	$2,274,546	$3,425,395	$2,265,084	$1,143,177

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.74%	9.04%	8.56%
S&P 500® Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Blended IndexFootnote Reference1	15.04%	8.66%	8.51%

AssetsNet	$ 1,013,190,430
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 5,002,640
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,013,190,430
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	373
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$5,002,640

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Commercial Mortgage-Backed Securities	2.9%
Short-Term Investments	4.3%
Asset-Backed Securities	4.7%
U.S. Treasury Obligations	7.9%
Corporate Bonds	9.5%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Common Stocks	58.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	2.6%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
U.S. Treasury Notes, 0.38%, 12/31/25	1.5%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171358
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R
Trading Symbol	ERIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.22%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Core Bond Portfolio underperformed the Index and detracted from Index-relative returns during the period — but outperformed the Secondary Index

↓ An underweight exposure to agency mortgage-backed securities (MBS), yield-curve positioning, and the use of derivatives detracted from returns during the period

↑ Bond selections ― notably in investment-grade corporate bonds ― and sector allocations ― notably an overweight exposure to commercial MBS ― aided returns

↑ Stock Portfolio outperformed the Index; an overweight position in artificial intelligence chipmaker NVIDIA Corp. contributed to Index-relative returns

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors within the Index, the Fund’s stock selections in the energy and real estate sectors detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,976	$9,700	$9,904	$10,210
2/15	$10,296	$10,257	$10,208	$10,114
3/15	$10,287	$10,095	$10,130	$10,161
4/15	$10,299	$10,192	$10,174	$10,124
5/15	$10,426	$10,323	$10,243	$10,100
6/15	$10,290	$10,123	$10,079	$9,990
7/15	$10,437	$10,335	$10,234	$10,059
8/15	$10,082	$9,712	$9,857	$10,045
9/15	$9,873	$9,471	$9,738	$10,113
10/15	$10,364	$10,270	$10,231	$10,114
11/15	$10,377	$10,301	$10,239	$10,088
12/15	$10,265	$10,138	$10,128	$10,055
1/16	$10,039	$9,635	$9,883	$10,193
2/16	$9,977	$9,622	$9,903	$10,266
3/16	$10,411	$10,275	$10,342	$10,360
4/16	$10,411	$10,315	$10,382	$10,400
5/16	$10,487	$10,500	$10,495	$10,402
6/16	$10,587	$10,527	$10,587	$10,589
7/16	$10,814	$10,915	$10,848	$10,656
8/16	$10,763	$10,931	$10,852	$10,644
9/16	$10,741	$10,933	$10,851	$10,638
10/16	$10,577	$10,733	$10,699	$10,556
11/16	$10,589	$11,131	$10,835	$10,307
12/16	$10,722	$11,351	$10,970	$10,321
1/17	$10,811	$11,566	$11,103	$10,341
2/17	$11,079	$12,025	$11,398	$10,411
3/17	$11,068	$12,039	$11,403	$10,406
4/17	$11,158	$12,163	$11,509	$10,486
5/17	$11,311	$12,334	$11,641	$10,567
6/17	$11,403	$12,411	$11,680	$10,556
7/17	$11,540	$12,667	$11,844	$10,601
8/17	$11,579	$12,705	$11,909	$10,696
9/17	$11,656	$12,967	$12,033	$10,645
10/17	$11,837	$13,270	$12,205	$10,652
11/17	$11,993	$13,677	$12,423	$10,638
12/17	$12,139	$13,829	$12,529	$10,687
1/18	$12,459	$14,621	$12,901	$10,564
2/18	$12,139	$14,082	$12,567	$10,464
3/18	$11,988	$13,724	$12,408	$10,531
4/18	$12,041	$13,777	$12,399	$10,452
5/18	$12,229	$14,108	$12,614	$10,527
6/18	$12,242	$14,195	$12,654	$10,514
7/18	$12,551	$14,724	$12,938	$10,516
8/18	$12,759	$15,203	$13,224	$10,584
9/18	$12,777	$15,290	$13,235	$10,516
10/18	$12,222	$14,245	$12,651	$10,433
11/18	$12,358	$14,535	$12,836	$10,495
12/18	$11,701	$13,223	$12,235	$10,688
1/19	$12,324	$14,282	$12,875	$10,801
2/19	$12,593	$14,741	$13,120	$10,795
3/19	$12,888	$15,027	$13,374	$11,003
4/19	$13,243	$15,636	$13,700	$11,005
5/19	$12,987	$14,642	$13,275	$11,201
6/19	$13,497	$15,674	$13,903	$11,341
7/19	$13,696	$15,899	$14,035	$11,366
8/19	$13,775	$15,648	$14,047	$11,661
9/19	$13,771	$15,940	$14,175	$11,599
10/19	$13,915	$16,286	$14,376	$11,634
11/19	$14,173	$16,877	$14,686	$11,628
12/19	$14,428	$17,386	$14,948	$11,620
1/20	$14,575	$17,379	$15,060	$11,843
2/20	$13,914	$15,949	$14,424	$12,056
3/20	$12,576	$13,979	$13,321	$11,985
4/20	$13,682	$15,771	$14,441	$12,198
5/20	$14,153	$16,522	$14,880	$12,255
6/20	$14,431	$16,850	$15,095	$12,332
7/20	$15,096	$17,801	$15,696	$12,517
8/20	$15,712	$19,080	$16,322	$12,416
9/20	$15,326	$18,355	$15,947	$12,409
10/20	$15,072	$17,867	$15,664	$12,353
11/20	$16,000	$19,823	$16,754	$12,475
12/20	$16,432	$20,585	$17,150	$12,492
1/21	$16,236	$20,377	$16,997	$12,402
2/21	$16,508	$20,939	$17,180	$12,223
3/21	$16,720	$21,856	$17,545	$12,071
4/21	$17,461	$23,022	$18,163	$12,166
5/21	$17,461	$23,183	$18,262	$12,206
6/21	$17,792	$23,724	$18,570	$12,291
7/21	$18,065	$24,288	$18,917	$12,429
8/21	$18,337	$25,026	$19,248	$12,405
9/21	$17,660	$23,863	$18,644	$12,298
10/21	$18,357	$25,534	$19,426	$12,294
11/21	$18,206	$25,357	$19,368	$12,331
12/21	$18,686	$26,494	$19,869	$12,299
1/22	$17,723	$25,123	$19,081	$12,034
2/22	$17,511	$24,371	$18,653	$11,900
3/22	$17,707	$25,276	$18,861	$11,569
4/22	$16,579	$23,071	$17,588	$11,130
5/22	$16,513	$23,114	$17,653	$11,202
6/22	$15,733	$21,206	$16,668	$11,026
7/22	$16,602	$23,161	$17,753	$11,296
8/22	$16,078	$22,217	$17,118	$10,977
9/22	$15,072	$20,170	$15,876	$10,502
10/22	$15,565	$21,804	$16,565	$10,366
11/22	$16,272	$23,022	$17,364	$10,748
12/22	$15,740	$21,696	$16,732	$10,699
1/23	$16,376	$23,059	$17,569	$11,028
2/23	$15,895	$22,496	$17,130	$10,743
3/23	$16,452	$23,322	$17,682	$11,016
4/23	$16,590	$23,686	$17,890	$11,083
5/23	$16,504	$23,789	$17,859	$10,962
6/23	$17,075	$25,361	$18,541	$10,923
7/23	$17,369	$26,176	$18,894	$10,915
8/23	$17,300	$25,759	$18,665	$10,846
9/23	$16,592	$24,531	$17,941	$10,570
10/23	$16,296	$24,015	$17,602	$10,403
11/23	$17,530	$26,208	$18,885	$10,874
12/23	$18,232	$27,399	$19,689	$11,291
1/24	$18,617	$27,859	$19,866	$11,260
2/24	$19,283	$29,347	$20,390	$11,101
3/24	$19,637	$30,291	$20,859	$11,203
4/24	$18,933	$29,054	$20,137	$10,920
5/24	$19,812	$30,494	$20,873	$11,105
6/24	$20,497	$31,589	$21,401	$11,210
7/24	$20,690	$31,973	$21,757	$11,472
8/24	$21,272	$32,749	$22,199	$11,637
9/24	$21,601	$33,448	$22,602	$11,793
10/24	$21,354	$33,145	$22,255	$11,500
11/24	$22,096	$35,090	$23,133	$11,622
12/24	$21,725	$34,254	$22,651	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	19.16%	8.52%	8.06%
S&P 500® Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Blended IndexFootnote Reference2	15.04%	8.66%	8.51%

AssetsNet	$ 1,013,190,430
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 5,002,640
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,013,190,430
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	373
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$5,002,640

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Commercial Mortgage-Backed Securities	2.9%
Short-Term Investments	4.3%
Asset-Backed Securities	4.7%
U.S. Treasury Obligations	7.9%
Corporate Bonds	9.5%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Common Stocks	58.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	2.6%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
U.S. Treasury Notes, 0.38%, 12/31/25	1.5%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171359
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R6
Trading Symbol	ESIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.68%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Secondary Index):

• The Fund invests in a blend of Stock Portfolio — the Fund’s equity allocation — and Core Bond Portfolio — the Fund’s fixed-income allocation

↓ Core Bond Portfolio underperformed the Index and detracted from Index-relative returns during the period — but outperformed the Secondary Index

↓ An underweight exposure to agency mortgage-backed securities (MBS), yield-curve positioning, and the use of derivatives detracted from returns during the period

↑ Bond selections ― notably in investment-grade corporate bonds ― and sector allocations ― notably an overweight exposure to commercial MBS ― aided returns

↑ Stock Portfolio outperformed the Index; an overweight position in artificial intelligence chipmaker NVIDIA Corp. contributed to Index-relative returns

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors within the Index, the Fund’s stock selections in the energy and real estate sectors detracted from Index-relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
12/14	$5,000,000	$5,000,000	$5,000,000	$5,000,000
1/15	$4,994,090	$4,849,904	$4,951,881	$5,104,846
2/15	$5,153,664	$5,128,635	$5,104,012	$5,056,848
3/15	$5,146,044	$5,047,528	$5,065,062	$5,080,330
4/15	$5,157,901	$5,095,950	$5,086,947	$5,062,101
5/15	$5,215,435	$5,161,481	$5,121,295	$5,049,910
6/15	$5,150,317	$5,061,564	$5,039,476	$4,994,848
7/15	$5,230,025	$5,167,610	$5,116,838	$5,029,568
8/15	$5,046,085	$4,855,829	$4,928,667	$5,022,345
9/15	$4,944,420	$4,735,678	$4,868,831	$5,056,318
10/15	$5,196,875	$5,135,152	$5,115,578	$5,057,157
11/15	$5,196,875	$5,150,423	$5,119,300	$5,043,797
12/15	$5,144,107	$5,069,192	$5,064,238	$5,027,498
1/16	$5,031,050	$4,817,637	$4,941,329	$5,096,682
2/16	$5,005,926	$4,811,137	$4,951,350	$5,132,837
3/16	$5,220,327	$5,137,516	$5,171,056	$5,179,931
4/16	$5,220,327	$5,157,433	$5,191,023	$5,199,814
5/16	$5,270,826	$5,250,051	$5,247,489	$5,201,147
6/16	$5,318,583	$5,263,654	$5,293,361	$5,294,601
7/16	$5,432,711	$5,457,718	$5,423,843	$5,328,074
8/16	$5,413,688	$5,465,381	$5,425,931	$5,321,982
9/16	$5,404,605	$5,466,414	$5,425,275	$5,318,864
10/16	$5,328,231	$5,366,700	$5,349,298	$5,278,180
11/16	$5,334,583	$5,565,456	$5,417,553	$5,153,332
12/16	$5,402,460	$5,675,463	$5,484,859	$5,160,600
1/17	$5,447,381	$5,783,106	$5,551,581	$5,170,726
2/17	$5,582,139	$6,012,730	$5,698,764	$5,205,478
3/17	$5,577,024	$6,019,744	$5,701,557	$5,202,748
4/17	$5,628,606	$6,081,566	$5,754,290	$5,242,898
5/17	$5,712,446	$6,167,151	$5,820,594	$5,283,253
6/17	$5,760,186	$6,205,643	$5,840,048	$5,277,936
7/17	$5,829,389	$6,333,248	$5,922,153	$5,300,648
8/17	$5,855,406	$6,352,635	$5,954,278	$5,348,193
9/17	$5,895,717	$6,483,678	$6,016,630	$5,322,721
10/17	$5,987,239	$6,634,977	$6,102,264	$5,325,804
11/17	$6,072,194	$6,838,471	$6,211,424	$5,318,968
12/17	$6,145,297	$6,914,505	$6,264,265	$5,343,380
1/18	$6,313,911	$7,310,388	$6,450,599	$5,281,841
2/18	$6,152,038	$7,040,948	$6,283,490	$5,231,772
3/18	$6,082,674	$6,862,015	$6,203,798	$5,265,323
4/18	$6,109,791	$6,888,345	$6,199,624	$5,226,162
5/18	$6,204,636	$7,054,230	$6,306,902	$5,263,461
6/18	$6,219,370	$7,097,648	$6,327,090	$5,256,987
7/18	$6,375,864	$7,361,777	$6,468,964	$5,258,237
8/18	$6,488,213	$7,601,663	$6,612,090	$5,292,071
9/18	$6,491,574	$7,644,931	$6,617,640	$5,257,993
10/18	$6,217,074	$7,122,399	$6,325,332	$5,216,442
11/18	$6,292,541	$7,267,542	$6,417,776	$5,247,582
12/18	$5,953,254	$6,611,349	$6,117,257	$5,343,987
1/19	$6,276,804	$7,141,155	$6,437,369	$5,400,737
2/19	$6,413,438	$7,370,445	$6,559,892	$5,397,608
3/19	$6,570,543	$7,513,666	$6,686,759	$5,501,252
4/19	$6,751,046	$7,817,891	$6,849,891	$5,502,660
5/19	$6,628,307	$7,321,079	$6,637,350	$5,600,341
6/19	$6,888,548	$7,837,041	$6,951,357	$5,670,671
7/19	$6,990,053	$7,949,676	$7,017,416	$5,683,144
8/19	$7,037,072	$7,823,750	$7,023,455	$5,830,404
9/19	$7,037,471	$7,970,136	$7,087,339	$5,799,352
10/19	$7,117,934	$8,142,767	$7,187,984	$5,816,820
11/19	$7,256,933	$8,438,340	$7,343,070	$5,813,858
12/19	$7,388,814	$8,693,027	$7,474,000	$5,809,806
1/20	$7,463,761	$8,689,618	$7,529,775	$5,921,613
2/20	$7,134,064	$7,974,296	$7,212,078	$6,028,194
3/20	$6,444,646	$6,989,368	$6,660,631	$5,992,719
4/20	$7,024,337	$7,885,361	$7,220,302	$6,099,247
5/20	$7,265,248	$8,260,926	$7,440,082	$6,127,644
6/20	$7,408,230	$8,425,212	$7,547,606	$6,166,243
7/20	$7,755,977	$8,900,269	$7,848,045	$6,258,348
8/20	$8,078,798	$9,540,025	$8,161,179	$6,207,832
9/20	$7,876,964	$9,177,536	$7,973,331	$6,204,429
10/20	$7,746,682	$8,933,470	$7,831,865	$6,176,725
11/20	$8,229,415	$9,911,364	$8,376,989	$6,237,332
12/20	$8,453,717	$10,292,437	$8,574,854	$6,245,927
1/21	$8,360,876	$10,188,527	$8,498,320	$6,201,145
2/21	$8,500,100	$10,469,475	$8,589,836	$6,111,597
3/21	$8,619,845	$10,927,992	$8,772,651	$6,035,284
4/21	$9,007,777	$11,511,206	$9,081,284	$6,082,962
5/21	$9,007,814	$11,591,604	$9,131,208	$6,102,836
6/21	$9,181,415	$11,862,208	$9,284,770	$6,145,714
7/21	$9,329,277	$12,143,994	$9,458,631	$6,214,430
8/21	$9,477,114	$12,513,240	$9,623,984	$6,202,598
9/21	$9,125,167	$11,931,252	$9,322,090	$6,148,896
10/21	$9,491,734	$12,767,177	$9,712,935	$6,147,201
11/21	$9,421,540	$12,678,713	$9,684,049	$6,165,388
12/21	$9,673,130	$13,246,924	$9,934,538	$6,149,612
1/22	$9,177,288	$12,561,435	$9,540,476	$6,017,124
2/22	$9,068,034	$12,185,328	$9,326,508	$5,949,995
3/22	$9,173,049	$12,637,763	$9,430,638	$5,784,693
4/22	$8,591,303	$11,535,727	$8,794,067	$5,565,176
5/22	$8,566,009	$11,556,891	$8,826,428	$5,601,058
6/22	$8,167,025	$10,602,941	$8,333,900	$5,513,188
7/22	$8,624,040	$11,580,580	$8,876,408	$5,647,901
8/22	$8,353,216	$11,108,302	$8,558,884	$5,488,311
9/22	$7,836,101	$10,085,243	$7,938,007	$5,251,180
10/22	$8,091,071	$10,901,758	$8,282,484	$5,183,165
11/22	$8,465,029	$11,510,992	$8,682,037	$5,373,780
12/22	$8,192,682	$10,847,792	$8,366,245	$5,349,540
1/23	$8,522,170	$11,529,401	$8,784,607	$5,514,113
2/23	$8,281,733	$11,248,096	$8,565,154	$5,371,544
3/23	$8,573,036	$11,661,061	$8,840,862	$5,507,994
4/23	$8,644,627	$11,843,072	$8,945,090	$5,541,376
5/23	$8,608,832	$11,894,550	$8,929,459	$5,481,038
6/23	$8,908,110	$12,680,485	$9,270,730	$5,461,489
7/23	$9,069,913	$13,087,845	$9,446,838	$5,457,682
8/23	$9,042,946	$12,879,467	$9,332,457	$5,422,822
9/23	$8,668,952	$12,265,401	$8,970,624	$5,285,019
10/23	$8,515,439	$12,007,502	$8,800,825	$5,201,615
11/23	$9,165,611	$13,104,092	$9,442,491	$5,437,177
12/23	$9,534,135	$13,699,419	$9,844,457	$5,645,307
1/24	$9,753,100	$13,929,627	$9,932,901	$5,629,804
2/24	$10,099,796	$14,673,408	$10,194,991	$5,550,265
3/24	$10,288,071	$15,145,519	$10,429,459	$5,601,515
4/24	$9,921,621	$14,526,907	$10,068,494	$5,460,030
5/24	$10,388,844	$15,247,219	$10,436,317	$5,552,595
6/24	$10,750,321	$15,794,322	$10,700,525	$5,605,163
7/24	$10,860,675	$15,986,576	$10,878,648	$5,736,083
8/24	$11,173,345	$16,374,358	$11,099,506	$5,818,510
9/24	$11,350,556	$16,724,066	$11,301,184	$5,896,416
10/24	$11,221,257	$16,572,403	$11,127,590	$5,750,191
11/24	$11,618,388	$17,545,222	$11,566,571	$5,810,987
12/24	$11,420,271	$17,126,975	$11,325,418	$5,715,887

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	19.79%	9.09%	8.60%
S&P 500® Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Blended IndexFootnote Reference2	15.04%	8.66%	8.51%

AssetsNet	$ 1,013,190,430
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 5,002,640
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,013,190,430
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	373
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$5,002,640

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Commercial Mortgage-Backed Securities	2.9%
Short-Term Investments	4.3%
Asset-Backed Securities	4.7%
U.S. Treasury Obligations	7.9%
Corporate Bonds	9.5%
U.S. Government Agency Mortgage-Backed Securities	10.8%
Common Stocks	58.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.5%
NVIDIA Corp.	4.3%
Amazon.com, Inc.	3.2%
Alphabet, Inc., Class C	2.6%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.6%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
U.S. Treasury Notes, 0.38%, 12/31/25	1.5%
Total	31.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000075110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class A
Trading Symbol	EAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s security selections ― especially in investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s selections in asset-backed securities contributed to performance relative to the Index during the period

↑ The Fund’s allocations by sector ― especially an overweight exposure to commercial mortgage-backed securities ― helped Index-relative returns during the period

↑ The Fund’s slightly underweight duration contributed to performance relative to the Index during the period

↓ In contrast, the Fund’s underweight exposure to agency mortgage-backed securities detracted from performance relative to the Index during the period

↓ The Fund’s yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s use of derivatives detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
1/15	$9,839	$10,190	$10,210
2/15	$9,789	$10,131	$10,114
3/15	$9,818	$10,173	$10,161
4/15	$9,812	$10,161	$10,124
5/15	$9,797	$10,143	$10,100
6/15	$9,703	$10,030	$9,990
7/15	$9,746	$10,088	$10,059
8/15	$9,701	$10,059	$10,045
9/15	$9,712	$10,098	$10,113
10/15	$9,731	$10,130	$10,114
11/15	$9,701	$10,093	$10,088
12/15	$9,645	$10,043	$10,055
1/16	$9,754	$10,154	$10,193
2/16	$9,812	$10,226	$10,266
3/16	$9,914	$10,351	$10,360
4/16	$9,965	$10,422	$10,400
5/16	$9,956	$10,430	$10,402
6/16	$10,138	$10,614	$10,589
7/16	$10,220	$10,701	$10,656
8/16	$10,191	$10,713	$10,644
9/16	$10,200	$10,715	$10,638
10/16	$10,119	$10,644	$10,556
11/16	$9,864	$10,405	$10,307
12/16	$9,884	$10,436	$10,321
1/17	$9,915	$10,473	$10,341
2/17	$9,988	$10,553	$10,411
3/17	$9,979	$10,550	$10,406
4/17	$10,062	$10,637	$10,486
5/17	$10,145	$10,719	$10,567
6/17	$10,146	$10,710	$10,556
7/17	$10,198	$10,764	$10,601
8/17	$10,282	$10,856	$10,696
9/17	$10,242	$10,818	$10,645
10/17	$10,254	$10,831	$10,652
11/17	$10,246	$10,815	$10,638
12/17	$10,300	$10,863	$10,687
1/18	$10,217	$10,758	$10,564
2/18	$10,125	$10,656	$10,464
3/18	$10,161	$10,710	$10,531
4/18	$10,102	$10,638	$10,452
5/18	$10,147	$10,696	$10,527
6/18	$10,141	$10,681	$10,514
7/18	$10,168	$10,703	$10,516
8/18	$10,226	$10,756	$10,584
9/18	$10,188	$10,710	$10,516
10/18	$10,106	$10,620	$10,433
11/18	$10,132	$10,668	$10,495
12/18	$10,234	$10,835	$10,688
1/19	$10,388	$10,984	$10,801
2/19	$10,402	$10,996	$10,795
3/19	$10,592	$11,195	$11,003
4/19	$10,619	$11,210	$11,005
5/19	$10,778	$11,382	$11,201
6/19	$10,892	$11,543	$11,341
7/19	$10,928	$11,578	$11,366
8/19	$11,172	$11,840	$11,661
9/19	$11,119	$11,788	$11,599
10/19	$11,142	$11,826	$11,634
11/19	$11,143	$11,824	$11,628
12/19	$11,155	$11,842	$11,620
1/20	$11,368	$12,054	$11,843
2/20	$11,503	$12,235	$12,056
3/20	$10,836	$11,996	$11,985
4/20	$11,131	$12,236	$12,198
5/20	$11,278	$12,350	$12,255
6/20	$11,502	$12,453	$12,332
7/20	$11,728	$12,672	$12,517
8/20	$11,729	$12,599	$12,416
9/20	$11,742	$12,576	$12,409
10/20	$11,709	$12,531	$12,353
11/20	$11,948	$12,695	$12,475
12/20	$12,035	$12,739	$12,492
1/21	$12,019	$12,659	$12,402
2/21	$11,912	$12,495	$12,223
3/21	$11,815	$12,350	$12,071
4/21	$11,905	$12,454	$12,166
5/21	$11,962	$12,501	$12,206
6/21	$12,065	$12,592	$12,291
7/21	$12,192	$12,719	$12,429
8/21	$12,177	$12,710	$12,405
9/21	$12,101	$12,602	$12,298
10/21	$12,108	$12,591	$12,294
11/21	$12,117	$12,607	$12,331
12/21	$12,078	$12,598	$12,299
1/22	$11,843	$12,322	$12,034
2/22	$11,682	$12,154	$11,900
3/22	$11,362	$11,828	$11,569
4/22	$10,980	$11,387	$11,130
5/22	$10,978	$11,449	$11,202
6/22	$10,779	$11,221	$11,026
7/22	$11,010	$11,503	$11,296
8/22	$10,752	$11,204	$10,977
9/22	$10,321	$10,721	$10,502
10/22	$10,161	$10,603	$10,366
11/22	$10,511	$10,999	$10,748
12/22	$10,468	$10,961	$10,699
1/23	$10,833	$11,301	$11,028
2/23	$10,600	$11,024	$10,743
3/23	$10,793	$11,282	$11,016
4/23	$10,811	$11,351	$11,083
5/23	$10,692	$11,233	$10,962
6/23	$10,685	$11,216	$10,923
7/23	$10,679	$11,227	$10,915
8/23	$10,637	$11,160	$10,846
9/23	$10,378	$10,893	$10,570
10/23	$10,195	$10,730	$10,403
11/23	$10,693	$11,213	$10,874
12/23	$11,076	$11,638	$11,291
1/24	$11,112	$11,610	$11,260
2/24	$10,955	$11,471	$11,101
3/24	$11,056	$11,584	$11,203
4/24	$10,805	$11,313	$10,920
5/24	$10,999	$11,500	$11,105
6/24	$11,105	$11,606	$11,210
7/24	$11,355	$11,869	$11,472
8/24	$11,525	$12,044	$11,637
9/24	$11,683	$12,209	$11,793
10/24	$11,402	$11,932	$11,500
11/24	$11,532	$12,057	$11,622
12/24	$11,378	$11,875	$11,432

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	2.77%	0.40%	1.64%
Class A with 3.25% Maximum Sales Charge	(0.59)%	(0.26)%	1.30%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

AssetsNet	$ 217,744,054
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 954,526
InvestmentCompanyPortfolioTurnover	375.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,744,054
# of Portfolio Holdings (for Core Bond Portfolio)	317
Portfolio Turnover Rate (for Core Bond Portfolio)	375%
Total Advisory Fees Paid	$954,526

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(6.5%)
Not Rated	1.9%
CCC or Lower	0.2%
B	1.1%
BB	1.2%
BBB	21.1%
A	14.9%
AA	5.8%
AAA	60.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000033565
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class I
Trading Symbol	EIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s security selections ― especially in investment-grade corporate bonds ― contributed to returns relative to the Index during the period

↑ The Fund’s selections in asset-backed securities contributed to performance relative to the Index during the period

↑ The Fund’s allocations by sector ― especially an overweight exposure to commercial mortgage-backed securities ― helped Index-relative returns during the period

↑ The Fund’s slightly underweight duration contributed to performance relative to the Index during the period

↓ In contrast, the Fund’s underweight exposure to agency mortgage-backed securities detracted from performance relative to the Index during the period

↓ The Fund’s yield-curve positioning detracted from performance relative to the Index during the period

↓ The Fund’s use of derivatives detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$1,018,214	$1,019,035	$1,020,969
2/15	$1,013,246	$1,013,096	$1,011,370
3/15	$1,016,410	$1,017,278	$1,016,066
4/15	$1,015,993	$1,016,097	$1,012,420
5/15	$1,014,703	$1,014,320	$1,009,982
6/15	$1,005,067	$1,002,999	$998,970
7/15	$1,009,786	$1,008,840	$1,005,914
8/15	$1,005,275	$1,005,867	$1,004,469
9/15	$1,006,667	$1,009,805	$1,011,264
10/15	$1,008,911	$1,013,032	$1,011,431
11/15	$1,005,986	$1,009,338	$1,008,759
12/15	$1,000,389	$1,004,296	$1,005,500
1/16	$1,011,842	$1,015,382	$1,019,336
2/16	$1,017,110	$1,022,595	$1,026,567
3/16	$1,028,897	$1,035,127	$1,035,986
4/16	$1,034,424	$1,042,180	$1,039,963
5/16	$1,033,716	$1,042,994	$1,040,229
6/16	$1,052,857	$1,061,356	$1,058,920
7/16	$1,061,575	$1,070,102	$1,065,615
8/16	$1,058,760	$1,071,256	$1,064,396
9/16	$1,059,926	$1,071,510	$1,063,773
10/16	$1,050,637	$1,064,402	$1,055,636
11/16	$1,024,358	$1,040,477	$1,030,666
12/16	$1,027,712	$1,043,568	$1,032,120
1/17	$1,031,136	$1,047,250	$1,034,145
2/17	$1,038,905	$1,055,330	$1,041,096
3/17	$1,038,173	$1,054,976	$1,040,550
4/17	$1,047,056	$1,063,730	$1,048,580
5/17	$1,055,935	$1,071,937	$1,056,651
6/17	$1,056,248	$1,071,028	$1,055,587
7/17	$1,061,891	$1,076,363	$1,060,130
8/17	$1,070,878	$1,085,649	$1,069,639
9/17	$1,065,853	$1,081,828	$1,064,544
10/17	$1,068,416	$1,083,127	$1,065,161
11/17	$1,067,789	$1,081,488	$1,063,794
12/17	$1,073,600	$1,086,256	$1,068,676
1/18	$1,065,213	$1,075,803	$1,056,368
2/18	$1,055,764	$1,065,602	$1,046,354
3/18	$1,059,717	$1,070,977	$1,053,065
4/18	$1,053,786	$1,063,831	$1,045,232
5/18	$1,058,766	$1,069,632	$1,052,692
6/18	$1,058,364	$1,068,081	$1,051,397
7/18	$1,061,324	$1,070,316	$1,051,647
8/18	$1,066,555	$1,075,589	$1,058,414
9/18	$1,063,892	$1,070,981	$1,051,599
10/18	$1,055,574	$1,062,021	$1,043,288
11/18	$1,057,390	$1,066,798	$1,049,516
12/18	$1,068,278	$1,083,488	$1,068,797
1/19	$1,084,636	$1,098,427	$1,080,147
2/19	$1,087,442	$1,099,625	$1,079,522
3/19	$1,107,490	$1,119,481	$1,100,250
4/19	$1,110,599	$1,121,048	$1,100,532
5/19	$1,127,407	$1,138,221	$1,120,068
6/19	$1,139,584	$1,154,320	$1,134,134
7/19	$1,142,508	$1,157,756	$1,136,629
8/19	$1,169,417	$1,183,953	$1,166,081
9/19	$1,162,935	$1,178,824	$1,159,870
10/19	$1,166,755	$1,182,633	$1,163,364
11/19	$1,167,147	$1,182,396	$1,162,772
12/19	$1,167,485	$1,184,158	$1,161,961
1/20	$1,190,018	$1,205,411	$1,184,323
2/20	$1,205,572	$1,223,460	$1,205,639
3/20	$1,135,818	$1,199,562	$1,198,544
4/20	$1,165,822	$1,223,591	$1,219,849
5/20	$1,181,581	$1,235,019	$1,225,529
6/20	$1,205,287	$1,245,324	$1,233,249
7/20	$1,229,220	$1,267,199	$1,251,670
8/20	$1,230,862	$1,259,892	$1,241,566
9/20	$1,231,279	$1,257,621	$1,240,886
10/20	$1,228,004	$1,253,126	$1,235,345
11/20	$1,254,554	$1,269,479	$1,247,466
12/20	$1,262,773	$1,273,862	$1,249,185
1/21	$1,262,600	$1,265,856	$1,240,229
2/21	$1,251,559	$1,249,522	$1,222,319
3/21	$1,241,623	$1,234,981	$1,207,057
4/21	$1,251,415	$1,245,366	$1,216,592
5/21	$1,256,402	$1,250,116	$1,220,567
6/21	$1,267,441	$1,259,230	$1,229,143
7/21	$1,281,160	$1,271,874	$1,242,886
8/21	$1,281,101	$1,271,025	$1,240,520
9/21	$1,273,317	$1,260,171	$1,229,779
10/21	$1,273,081	$1,259,141	$1,229,440
11/21	$1,274,261	$1,260,662	$1,233,078
12/21	$1,271,660	$1,259,812	$1,229,922
1/22	$1,245,852	$1,232,192	$1,203,425
2/22	$1,229,179	$1,215,392	$1,189,999
3/22	$1,196,936	$1,182,784	$1,156,939
4/22	$1,155,621	$1,138,670	$1,113,035
5/22	$1,156,894	$1,144,935	$1,120,212
6/22	$1,136,155	$1,122,056	$1,102,638
7/22	$1,159,431	$1,150,267	$1,129,580
8/22	$1,133,804	$1,120,364	$1,097,662
9/22	$1,088,522	$1,072,095	$1,050,236
10/22	$1,071,876	$1,060,331	$1,036,633
11/22	$1,107,690	$1,099,867	$1,074,756
12/22	$1,104,683	$1,096,132	$1,069,908
1/23	$1,142,163	$1,130,134	$1,102,823
2/23	$1,119,134	$1,102,365	$1,074,309
3/23	$1,139,718	$1,128,225	$1,101,599
4/23	$1,141,868	$1,135,118	$1,108,275
5/23	$1,129,513	$1,123,349	$1,096,208
6/23	$1,127,708	$1,121,603	$1,092,298
7/23	$1,128,670	$1,122,718	$1,091,536
8/23	$1,124,458	$1,115,957	$1,084,564
9/23	$1,097,235	$1,089,347	$1,057,004
10/23	$1,078,076	$1,072,965	$1,040,323
11/23	$1,129,660	$1,121,254	$1,087,435
12/23	$1,171,847	$1,163,799	$1,129,061
1/24	$1,174,493	$1,161,014	$1,125,961
2/24	$1,159,445	$1,147,094	$1,110,053
3/24	$1,170,442	$1,158,357	$1,120,303
4/24	$1,144,000	$1,131,288	$1,092,006
5/24	$1,164,806	$1,150,040	$1,110,519
6/24	$1,174,873	$1,160,553	$1,121,033
7/24	$1,203,111	$1,186,895	$1,147,217
8/24	$1,221,388	$1,204,368	$1,163,702
9/24	$1,238,415	$1,220,886	$1,179,283
10/24	$1,208,822	$1,193,156	$1,150,038
11/24	$1,221,368	$1,205,735	$1,162,197
12/24	$1,205,902	$1,187,525	$1,143,177

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.90%	0.65%	1.89%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

AssetsNet	$ 217,744,054
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 954,526
InvestmentCompanyPortfolioTurnover	375.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$217,744,054
# of Portfolio Holdings (for Core Bond Portfolio)	317
Portfolio Turnover Rate (for Core Bond Portfolio)	375%
Total Advisory Fees Paid	$954,526

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(6.5%)
Not Rated	1.9%
CCC or Lower	0.2%
B	1.1%
BB	1.2%
BBB	21.1%
A	14.9%
AA	5.8%
AAA	60.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014213
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class A
Trading Symbol	EVTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ Not owning semiconductor maker NVIDIA Corp. or Facebook parent Meta Platforms Inc. hurt relative returns as both stocks performed well. Both firms pay nominal dividends, but did not meet the Fund’s criteria for investing in stocks that demonstrate the ability to produce attractive levels of dividend income over time

↓ An overweight position in CDW Corp., a distributor of technology products and services, lost value as demand from small- and mid-size businesses declined

↓ Among sectors, stock selections and underweight exposures to information technology and communication services, and an overweight in health care hurt returns

↑ In contrast, an overweight position in Broadcom Inc. aided returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in paper products firm International Paper Co. rose in value as its new CEO cut costs and employed new strategies that investors favored

↑ Among sectors, stock selections in materials and consumer staples, and stock selections and an underweight exposure to real estate helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/14	$10,000	$10,000	$10,000
1/15	$9,340	$9,700	$9,689
2/15	$9,860	$10,257	$10,087
3/15	$9,745	$10,095	$9,861
4/15	$9,865	$10,192	$9,925
5/15	$10,059	$10,323	$9,929
6/15	$9,831	$10,123	$9,658
7/15	$10,009	$10,335	$9,805
8/15	$9,438	$9,712	$9,299
9/15	$9,171	$9,471	$9,152
10/15	$9,890	$10,270	$9,807
11/15	$9,864	$10,301	$9,795
12/15	$9,750	$10,138	$9,742
1/16	$9,388	$9,635	$9,657
2/16	$9,382	$9,622	$9,746
3/16	$9,937	$10,275	$10,374
4/16	$9,893	$10,315	$10,373
5/16	$10,052	$10,500	$10,513
6/16	$10,211	$10,527	$10,885
7/16	$10,486	$10,915	$11,087
8/16	$10,457	$10,931	$10,991
9/16	$10,390	$10,933	$10,964
10/16	$10,209	$10,733	$10,724
11/16	$10,386	$11,131	$10,993
12/16	$10,649	$11,351	$11,225
1/17	$10,737	$11,566	$11,296
2/17	$11,063	$12,025	$11,703
3/17	$11,088	$12,039	$11,677
4/17	$11,137	$12,163	$11,768
5/17	$11,242	$12,334	$11,953
6/17	$11,315	$12,411	$11,924
7/17	$11,524	$12,667	$12,085
8/17	$11,542	$12,705	$12,040
9/17	$11,795	$12,967	$12,276
10/17	$12,089	$13,270	$12,494
11/17	$12,457	$13,677	$13,043
12/17	$12,660	$13,829	$13,247
1/18	$13,193	$14,621	$13,711
2/18	$12,716	$14,082	$12,907
3/18	$12,412	$13,724	$12,761
4/18	$12,404	$13,777	$12,712
5/18	$12,678	$14,108	$12,890
6/18	$12,784	$14,195	$13,021
7/18	$13,295	$14,724	$13,578
8/18	$13,666	$15,203	$13,859
9/18	$13,748	$15,290	$14,094
10/18	$12,783	$14,245	$13,399
11/18	$13,035	$14,535	$13,881
12/18	$11,977	$13,223	$12,725
1/19	$12,755	$14,282	$13,476
2/19	$13,103	$14,741	$14,031
3/19	$13,442	$15,027	$14,326
4/19	$14,070	$15,636	$14,772
5/19	$13,261	$14,642	$14,028
6/19	$14,074	$15,674	$14,949
7/19	$14,386	$15,899	$15,167
8/19	$14,369	$15,648	$15,202
9/19	$14,606	$15,940	$15,507
10/19	$14,804	$16,286	$15,511
11/19	$15,315	$16,877	$15,824
12/19	$15,701	$17,386	$16,228
1/20	$15,773	$17,379	$16,204
2/20	$14,563	$15,949	$14,803
3/20	$12,465	$13,979	$13,146
4/20	$14,023	$15,771	$14,530
5/20	$14,654	$16,522	$15,116
6/20	$14,807	$16,850	$15,118
7/20	$15,469	$17,801	$15,800
8/20	$16,374	$19,080	$16,610
9/20	$15,830	$18,355	$16,345
10/20	$15,367	$17,867	$15,977
11/20	$17,052	$19,823	$17,516
12/20	$17,634	$20,585	$17,847
1/21	$17,180	$20,377	$17,437
2/21	$17,731	$20,939	$17,731
3/21	$18,533	$21,856	$18,854
4/21	$19,492	$23,022	$19,606
5/21	$19,682	$23,183	$19,924
6/21	$19,882	$23,724	$19,905
7/21	$20,364	$24,288	$20,408
8/21	$20,701	$25,026	$20,762
9/21	$19,688	$23,863	$19,856
10/21	$20,884	$25,534	$21,136
11/21	$20,665	$25,357	$20,756
12/21	$21,940	$26,494	$22,102
1/22	$20,914	$25,123	$21,305
2/22	$20,517	$24,371	$20,801
3/22	$21,318	$25,276	$21,493
4/22	$20,010	$23,071	$20,574
5/22	$20,346	$23,114	$20,745
6/22	$18,935	$21,206	$19,431
7/22	$19,762	$23,161	$20,647
8/22	$19,072	$22,217	$19,955
9/22	$17,565	$20,170	$18,296
10/22	$19,112	$21,804	$20,240
11/22	$20,548	$23,022	$21,554
12/22	$19,801	$21,696	$20,825
1/23	$20,261	$23,059	$21,338
2/23	$19,533	$22,496	$20,688
3/23	$19,852	$23,322	$21,001
4/23	$20,104	$23,686	$21,433
5/23	$19,535	$23,789	$20,771
6/23	$20,493	$25,361	$22,061
7/23	$21,250	$26,176	$22,573
8/23	$20,843	$25,759	$22,159
9/23	$20,024	$24,531	$21,212
10/23	$19,594	$24,015	$20,871
11/23	$20,940	$26,208	$22,397
12/23	$22,010	$27,399	$23,299
1/24	$22,275	$27,859	$23,587
2/24	$22,906	$29,347	$24,261
3/24	$23,667	$30,291	$25,044
4/24	$22,573	$29,054	$24,037
5/24	$23,271	$30,494	$24,889
6/24	$23,528	$31,589	$25,243
7/24	$24,373	$31,973	$26,336
8/24	$25,128	$32,749	$27,200
9/24	$25,365	$33,448	$27,647
10/24	$25,423	$33,145	$27,198
11/24	$26,374	$35,090	$28,641
12/24	$25,197	$34,254	$27,403

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	14.51%	9.92%	10.27%
Class A with 5.25% Maximum Sales Charge	8.53%	8.75%	9.67%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ US Broad Dividend Achievers™ Index	17.61%	11.03%	10.60%

AssetsNet	$ 893,743,464
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,677,375
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$893,743,464
# of Portfolio Holdings	57
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$5,677,375

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Real Estate	1.8%
Materials	2.3%
Consumer Discretionary	3.4%
Utilities	4.0%
Communication Services	5.2%
Energy	5.9%
Consumer Staples	7.1%
Health Care	12.8%
Industrials	13.5%
Information Technology	20.6%
Financials	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Broadcom, Inc.	4.9%
Microsoft Corp.	4.2%
Chevron Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	2.7%
EOG Resources, Inc.	2.6%
International Paper Co.	2.3%
UnitedHealth Group, Inc.	2.3%
Procter & Gamble Co.	2.3%
Bristol-Myers Squibb Co.	2.3%
Total	29.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014215
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class C
Trading Symbol	ECTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.74%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ Not owning semiconductor maker NVIDIA Corp. or Facebook parent Meta Platforms Inc. hurt relative returns as both stocks performed well. Both firms pay nominal dividends, but did not meet the Fund’s criteria for investing in stocks that demonstrate the ability to produce attractive levels of dividend income over time

↓ An overweight position in CDW Corp., a distributor of technology products and services, lost value as demand from small- and mid-size businesses declined

↓ Among sectors, stock selections and underweight exposures to information technology and communication services, and an overweight in health care hurt returns

↑ In contrast, an overweight position in Broadcom Inc. aided returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in paper products firm International Paper Co. rose in value as its new CEO cut costs and employed new strategies that investors favored

↑ Among sectors, stock selections in materials and consumer staples, and stock selections and an underweight exposure to real estate helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/14	$10,000	$10,000	$10,000
1/15	$9,846	$9,700	$9,689
2/15	$10,386	$10,257	$10,087
3/15	$10,259	$10,095	$9,861
4/15	$10,385	$10,192	$9,925
5/15	$10,583	$10,323	$9,929
6/15	$10,338	$10,123	$9,658
7/15	$10,510	$10,335	$9,805
8/15	$9,906	$9,712	$9,299
9/15	$9,620	$9,471	$9,152
10/15	$10,366	$10,270	$9,807
11/15	$10,339	$10,301	$9,795
12/15	$10,205	$10,138	$9,742
1/16	$9,821	$9,635	$9,657
2/16	$9,817	$9,622	$9,746
3/16	$10,389	$10,275	$10,374
4/16	$10,337	$10,315	$10,373
5/16	$10,496	$10,500	$10,513
6/16	$10,646	$10,527	$10,885
7/16	$10,932	$10,915	$11,087
8/16	$10,896	$10,931	$10,991
9/16	$10,819	$10,933	$10,964
10/16	$10,624	$10,733	$10,724
11/16	$10,801	$11,131	$10,993
12/16	$11,074	$11,351	$11,225
1/17	$11,151	$11,566	$11,296
2/17	$11,480	$12,025	$11,703
3/17	$11,508	$12,039	$11,677
4/17	$11,551	$12,163	$11,768
5/17	$11,652	$12,334	$11,953
6/17	$11,720	$12,411	$11,924
7/17	$11,919	$12,667	$12,085
8/17	$11,938	$12,705	$12,040
9/17	$12,191	$12,967	$12,276
10/17	$12,486	$13,270	$12,494
11/17	$12,856	$13,677	$13,043
12/17	$13,055	$13,829	$13,247
1/18	$13,603	$14,621	$13,711
2/18	$13,105	$14,082	$12,907
3/18	$12,776	$13,724	$12,761
4/18	$12,769	$13,777	$12,712
5/18	$13,041	$14,108	$12,890
6/18	$13,141	$14,195	$13,021
7/18	$13,656	$14,724	$13,578
8/18	$14,026	$15,203	$13,859
9/18	$14,100	$15,290	$14,094
10/18	$13,108	$14,245	$13,399
11/18	$13,356	$14,535	$13,881
12/18	$12,260	$13,223	$12,725
1/19	$13,054	$14,282	$13,476
2/19	$13,405	$14,741	$14,031
3/19	$13,741	$15,027	$14,326
4/19	$14,371	$15,636	$14,772
5/19	$13,532	$14,642	$14,028
6/19	$14,356	$15,674	$14,949
7/19	$14,664	$15,899	$15,167
8/19	$14,637	$15,648	$15,202
9/19	$14,876	$15,940	$15,507
10/19	$15,057	$16,286	$15,511
11/19	$15,574	$16,877	$15,824
12/19	$15,953	$17,386	$16,228
1/20	$16,016	$17,379	$16,204
2/20	$14,776	$15,949	$14,803
3/20	$12,642	$13,979	$13,146
4/20	$14,224	$15,771	$14,530
5/20	$14,839	$16,522	$15,116
6/20	$14,985	$16,850	$15,118
7/20	$15,652	$17,801	$15,800
8/20	$16,559	$19,080	$16,610
9/20	$15,992	$18,355	$16,345
10/20	$15,518	$17,867	$15,977
11/20	$17,209	$19,823	$17,516
12/20	$17,789	$20,585	$17,847
1/21	$17,323	$20,377	$17,437
2/21	$17,864	$20,939	$17,731
3/21	$18,655	$21,856	$18,854
4/21	$19,612	$23,022	$19,606
5/21	$19,788	$23,183	$19,924
6/21	$19,976	$23,724	$19,905
7/21	$20,445	$24,288	$20,408
8/21	$20,777	$25,026	$20,762
9/21	$19,745	$23,863	$19,856
10/21	$20,933	$25,534	$21,136
11/21	$20,693	$25,357	$20,756
12/21	$21,957	$26,494	$22,102
1/22	$20,923	$25,123	$21,305
2/22	$20,516	$24,371	$20,801
3/22	$21,298	$25,276	$21,493
4/22	$19,977	$23,071	$20,574
5/22	$20,297	$23,114	$20,745
6/22	$18,888	$21,206	$19,431
7/22	$19,694	$23,161	$20,647
8/22	$18,989	$22,217	$19,955
9/22	$17,488	$20,170	$18,296
10/22	$19,013	$21,804	$20,240
11/22	$20,430	$23,022	$21,554
12/22	$19,681	$21,696	$20,825
1/23	$20,107	$23,059	$21,338
2/23	$19,378	$22,496	$20,688
3/23	$19,681	$23,322	$21,001
4/23	$19,915	$23,686	$21,433
5/23	$19,345	$23,789	$20,771
6/23	$20,272	$25,361	$22,061
7/23	$21,014	$26,176	$22,573
8/23	$20,603	$25,759	$22,159
9/23	$19,787	$24,531	$21,212
10/23	$19,340	$24,015	$20,871
11/23	$20,673	$26,208	$22,397
12/23	$21,705	$27,399	$23,299
1/24	$21,948	$27,859	$23,587
2/24	$22,565	$29,347	$24,261
3/24	$23,292	$30,291	$25,044
4/24	$22,198	$29,054	$24,037
5/24	$22,878	$30,494	$24,889
6/24	$23,112	$31,589	$25,243
7/24	$23,925	$31,973	$26,336
8/24	$24,658	$32,749	$27,200
9/24	$24,872	$33,448	$27,647
10/24	$24,901	$33,145	$27,198
11/24	$25,822	$35,090	$28,641
12/24	$25,053	$34,254	$27,403

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	13.67%	9.10%	9.61%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	12.67%	9.10%	9.61%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ US Broad Dividend Achievers™ Index	17.61%	11.03%	10.60%

AssetsNet	$ 893,743,464
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,677,375
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$893,743,464
# of Portfolio Holdings	57
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$5,677,375

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Real Estate	1.8%
Materials	2.3%
Consumer Discretionary	3.4%
Utilities	4.0%
Communication Services	5.2%
Energy	5.9%
Consumer Staples	7.1%
Health Care	12.8%
Industrials	13.5%
Information Technology	20.6%
Financials	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Broadcom, Inc.	4.9%
Microsoft Corp.	4.2%
Chevron Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	2.7%
EOG Resources, Inc.	2.6%
International Paper Co.	2.3%
UnitedHealth Group, Inc.	2.3%
Procter & Gamble Co.	2.3%
Bristol-Myers Squibb Co.	2.3%
Total	29.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014216
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class I
Trading Symbol	EIUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ Not owning semiconductor maker NVIDIA Corp. or Facebook parent Meta Platforms Inc. hurt relative returns as both stocks performed well. Both firms pay nominal dividends, but did not meet the Fund’s criteria for investing in stocks that demonstrate the ability to produce attractive levels of dividend income over time

↓ An overweight position in CDW Corp., a distributor of technology products and services, lost value as demand from small- and mid-size businesses declined

↓ Among sectors, stock selections and underweight exposures to information technology and communication services, and an overweight in health care hurt returns

↑ In contrast, an overweight position in Broadcom Inc. aided returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in paper products firm International Paper Co. rose in value as its new CEO cut costs and employed new strategies that investors favored

↑ Among sectors, stock selections in materials and consumer staples, and stock selections and an underweight exposure to real estate helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	NASDAQ US Broad Dividend Achievers™ Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$985,199	$969,981	$968,884
2/15	$1,040,339	$1,025,727	$1,008,688
3/15	$1,028,411	$1,009,506	$986,092
4/15	$1,041,923	$1,019,190	$992,519
5/15	$1,062,668	$1,032,296	$992,917
6/15	$1,038,806	$1,012,313	$965,806
7/15	$1,057,055	$1,033,522	$980,542
8/15	$997,014	$971,166	$929,892
9/15	$968,929	$947,136	$915,242
10/15	$1,045,203	$1,027,030	$980,690
11/15	$1,042,647	$1,030,085	$979,538
12/15	$1,030,930	$1,013,838	$974,166
1/16	$992,743	$963,527	$965,735
2/16	$992,371	$962,227	$974,560
3/16	$1,051,251	$1,027,503	$1,037,448
4/16	$1,046,899	$1,031,487	$1,037,292
5/16	$1,063,937	$1,050,010	$1,051,292
6/16	$1,080,945	$1,052,731	$1,088,514
7/16	$1,110,291	$1,091,544	$1,108,672
8/16	$1,107,437	$1,093,076	$1,099,089
9/16	$1,100,597	$1,093,283	$1,096,432
10/16	$1,081,595	$1,073,340	$1,072,435
11/16	$1,100,603	$1,113,091	$1,099,312
12/16	$1,128,743	$1,135,093	$1,122,464
1/17	$1,138,338	$1,156,621	$1,129,586
2/17	$1,173,146	$1,202,546	$1,170,326
3/17	$1,176,073	$1,203,949	$1,167,660
4/17	$1,181,570	$1,216,313	$1,176,840
5/17	$1,192,925	$1,233,430	$1,195,273
6/17	$1,200,927	$1,241,129	$1,192,421
7/17	$1,223,415	$1,266,650	$1,208,547
8/17	$1,225,555	$1,270,527	$1,203,956
9/17	$1,252,737	$1,296,736	$1,227,633
10/17	$1,284,258	$1,326,995	$1,249,382
11/17	$1,322,778	$1,367,694	$1,304,338
12/17	$1,344,571	$1,382,901	$1,324,705
1/18	$1,402,431	$1,462,078	$1,371,076
2/18	$1,352,009	$1,408,190	$1,290,654
3/18	$1,319,832	$1,372,403	$1,276,128
4/18	$1,319,356	$1,377,669	$1,271,248
5/18	$1,348,694	$1,410,846	$1,288,966
6/18	$1,360,340	$1,419,530	$1,302,142
7/18	$1,415,070	$1,472,355	$1,357,769
8/18	$1,453,882	$1,520,333	$1,385,878
9/18	$1,463,927	$1,528,986	$1,409,362
10/18	$1,361,298	$1,424,480	$1,339,858
11/18	$1,388,506	$1,453,508	$1,388,129
12/18	$1,275,984	$1,322,270	$1,272,469
1/19	$1,359,238	$1,428,231	$1,347,550
2/19	$1,396,632	$1,474,089	$1,403,052
3/19	$1,433,029	$1,502,733	$1,432,572
4/19	$1,500,329	$1,563,578	$1,477,222
5/19	$1,414,384	$1,464,216	$1,402,836
6/19	$1,501,485	$1,567,408	$1,494,913
7/19	$1,534,007	$1,589,935	$1,516,709
8/19	$1,533,601	$1,564,750	$1,520,231
9/19	$1,559,172	$1,594,027	$1,550,677
10/19	$1,579,603	$1,628,553	$1,551,094
11/19	$1,634,615	$1,687,668	$1,582,393
12/19	$1,677,211	$1,738,605	$1,622,811
1/20	$1,684,198	$1,737,924	$1,620,353
2/20	$1,556,339	$1,594,859	$1,480,263
3/20	$1,332,204	$1,397,874	$1,314,631
4/20	$1,499,201	$1,577,072	$1,452,970
5/20	$1,566,961	$1,652,185	$1,511,607
6/20	$1,583,636	$1,685,042	$1,511,805
7/20	$1,653,792	$1,780,054	$1,580,021
8/20	$1,752,110	$1,908,005	$1,660,957
9/20	$1,694,215	$1,835,507	$1,634,530
10/20	$1,643,819	$1,786,694	$1,597,712
11/20	$1,825,902	$1,982,273	$1,751,648
12/20	$1,888,634	$2,058,487	$1,784,667
1/21	$1,840,329	$2,037,705	$1,743,679
2/21	$1,898,674	$2,093,895	$1,773,081
3/21	$1,986,145	$2,185,598	$1,885,392
4/21	$2,089,366	$2,302,241	$1,960,646
5/21	$2,110,151	$2,318,321	$1,992,443
6/21	$2,130,922	$2,372,442	$1,990,519
7/21	$2,183,071	$2,428,799	$2,040,793
8/21	$2,219,681	$2,502,648	$2,076,158
9/21	$2,111,393	$2,386,250	$1,985,555
10/21	$2,240,314	$2,553,435	$2,113,582
11/21	$2,217,268	$2,535,743	$2,075,644
12/21	$2,354,674	$2,649,385	$2,210,151
1/22	$2,244,886	$2,512,287	$2,130,539
2/22	$2,203,854	$2,437,066	$2,080,095
3/22	$2,290,381	$2,527,553	$2,149,336
4/22	$2,149,064	$2,307,145	$2,057,436
5/22	$2,185,676	$2,311,378	$2,074,482
6/22	$2,034,385	$2,120,588	$1,943,130
7/22	$2,123,785	$2,316,116	$2,064,709
8/22	$2,049,980	$2,221,660	$1,995,485
9/22	$1,889,418	$2,017,049	$1,829,638
10/22	$2,056,331	$2,180,352	$2,023,972
11/22	$2,211,399	$2,302,198	$2,155,400
12/22	$2,130,153	$2,169,558	$2,082,504
1/23	$2,180,265	$2,305,880	$2,133,846
2/23	$2,102,181	$2,249,619	$2,068,848
3/23	$2,137,057	$2,332,212	$2,100,075
4/23	$2,164,637	$2,368,614	$2,143,283
5/23	$2,103,685	$2,378,910	$2,077,110
6/23	$2,207,490	$2,536,097	$2,206,108
7/23	$2,289,699	$2,617,569	$2,257,279
8/23	$2,246,235	$2,575,893	$2,215,899
9/23	$2,159,870	$2,453,080	$2,121,208
10/23	$2,112,320	$2,401,500	$2,087,063
11/23	$2,259,729	$2,620,818	$2,239,661
12/23	$2,374,174	$2,739,884	$2,329,918
1/24	$2,403,238	$2,785,925	$2,358,744
2/24	$2,472,008	$2,934,682	$2,426,066
3/24	$2,554,785	$3,029,104	$2,504,371
4/24	$2,437,007	$2,905,381	$2,403,674
5/24	$2,512,929	$3,049,444	$2,488,894
6/24	$2,541,324	$3,158,864	$2,524,279
7/24	$2,631,533	$3,197,315	$2,633,603
8/24	$2,715,466	$3,274,872	$2,720,019
9/24	$2,741,741	$3,344,813	$2,764,747
10/24	$2,746,882	$3,314,481	$2,719,808
11/24	$2,852,105	$3,509,044	$2,864,075
12/24	$2,726,247	$3,425,395	$2,740,271

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.82%	10.19%	10.54%
S&P 500® Index	25.02%	14.51%	13.09%
NASDAQ US Broad Dividend Achievers™ Index	17.61%	11.03%	10.60%

AssetsNet	$ 893,743,464
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,677,375
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$893,743,464
# of Portfolio Holdings	57
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$5,677,375

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.0%
Real Estate	1.8%
Materials	2.3%
Consumer Discretionary	3.4%
Utilities	4.0%
Communication Services	5.2%
Energy	5.9%
Consumer Staples	7.1%
Health Care	12.8%
Industrials	13.5%
Information Technology	20.6%
Financials	22.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Broadcom, Inc.	4.9%
Microsoft Corp.	4.2%
Chevron Corp.	3.3%
JPMorgan Chase & Co.	3.0%
Johnson & Johnson	2.7%
EOG Resources, Inc.	2.6%
International Paper Co.	2.3%
UnitedHealth Group, Inc.	2.3%
Procter & Gamble Co.	2.3%
Bristol-Myers Squibb Co.	2.3%
Total	29.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014219
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class A
Trading Symbol	ETGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.48%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↑ Among sectors within the Index, the Fund’s exposures to the consumer discretionary and energy markets were the largest contributors to Index-relative returns

↑ An underweight position in Reliance Industries Ltd. ― whose petrochemical business struggled from weak global demand ― was the top contributor to returns

↑ An overweight position in Dixon Technologies India Ltd. ― maker of lights, mobile phones, and consumer appliances ― helped returns amid a surge in net profits

↓ In contrast, the Fund’s exposures to the industrials and financials sectors were the largest detractors from Index-relative performance during the period

↓ Among stocks, an overweight position in Tata Consumer Products Ltd. ― maker and exporter of tea, salt, oil, and spices ― was the largest detractor from returns

↓ In the financials sector, the Fund’s underweight position in IIFL Finance Ltd. detracted from Index-relative returns during the period ― and was sold from the Fund after the Reserve Bank of India directed the integrated financial services firm to cease disbursal of gold loans, citing business inconsistencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI India Index
12/14	$10,000	$10,000
1/15	$10,395	$10,794
2/15	$10,585	$10,995
3/15	$10,152	$10,540
4/15	$9,558	$9,850
5/15	$9,882	$10,129
6/15	$9,935	$10,159
7/15	$10,036	$10,339
8/15	$9,131	$9,431
9/15	$9,302	$9,474
10/15	$9,309	$9,623
11/15	$9,047	$9,163
12/15	$9,005	$9,388
1/16	$8,299	$8,742
2/16	$7,719	$8,095
3/16	$8,708	$9,153
4/16	$8,988	$9,197
5/16	$9,313	$9,370
6/16	$9,634	$9,494
7/16	$10,273	$10,033
8/16	$10,591	$10,149
9/16	$10,382	$10,056
10/16	$10,431	$10,007
11/16	$9,421	$9,260
12/16	$9,243	$9,253
1/17	$9,823	$9,656
2/17	$10,382	$10,226
3/17	$11,007	$10,837
4/17	$11,362	$11,046
5/17	$11,601	$11,240
6/17	$11,668	$11,152
7/17	$12,408	$12,012
8/17	$12,485	$11,922
9/17	$12,047	$11,482
10/17	$12,645	$12,328
11/17	$12,790	$12,241
12/17	$13,383	$12,839
1/18	$13,452	$13,281
2/18	$12,631	$12,391
3/18	$12,529	$11,946
4/18	$12,838	$12,438
5/18	$12,395	$11,991
6/18	$12,235	$11,874
7/18	$12,918	$12,648
8/18	$12,795	$12,770
9/18	$11,491	$11,607
10/18	$10,709	$10,797
11/18	$11,844	$11,917
12/18	$11,760	$11,901
1/19	$11,547	$11,672
2/19	$11,525	$11,676
3/19	$12,472	$12,753
4/19	$12,373	$12,825
5/19	$12,494	$12,852
6/19	$12,449	$12,817
7/19	$11,748	$12,149
8/19	$11,611	$11,794
9/19	$12,304	$12,157
10/19	$12,777	$12,682
11/19	$12,819	$12,611
12/19	$12,989	$12,803
1/20	$13,088	$12,702
2/20	$12,565	$11,778
3/20	$9,183	$8,818
4/20	$10,516	$10,241
5/20	$10,278	$9,956
6/20	$10,816	$10,633
7/20	$11,736	$11,737
8/20	$12,196	$12,147
9/20	$12,307	$12,223
10/20	$12,519	$12,360
11/20	$13,381	$13,426
12/20	$14,734	$14,794
1/21	$14,415	$14,450
2/21	$14,931	$15,205
3/21	$15,144	$15,550
4/21	$14,943	$15,406
5/21	$15,915	$16,742
6/21	$16,203	$16,625
7/21	$16,754	$16,768
8/21	$18,011	$18,603
9/21	$18,049	$18,715
10/21	$18,300	$18,566
11/21	$17,662	$18,003
12/21	$18,275	$18,675
1/22	$17,852	$18,420
2/22	$16,998	$17,682
3/22	$17,197	$18,328
4/22	$16,377	$18,022
5/22	$15,407	$16,972
6/22	$14,375	$15,827
7/22	$15,643	$17,303
8/22	$15,759	$18,014
9/22	$15,137	$16,855
10/22	$15,655	$17,288
11/22	$16,435	$18,185
12/22	$15,435	$17,190
1/23	$15,245	$16,676
2/23	$14,745	$15,914
3/23	$14,770	$16,098
4/23	$15,210	$16,769
5/23	$15,630	$17,257
6/23	$16,446	$18,068
7/23	$16,962	$18,607
8/23	$16,862	$18,253
9/23	$16,962	$18,558
10/23	$16,586	$18,006
11/23	$17,612	$19,210
12/23	$18,615	$20,766
1/24	$19,141	$21,267
2/24	$19,656	$21,849
3/24	$19,766	$22,027
4/24	$20,161	$22,537
5/24	$20,408	$22,697
6/24	$21,932	$24,275
7/24	$22,972	$25,240
8/24	$23,125	$25,505
9/24	$23,887	$26,044
10/24	$22,252	$23,892
11/24	$22,389	$23,793
12/24	$21,876	$23,095

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	17.51%	10.97%	8.72%
Class A with 5.25% Maximum Sales Charge	11.34%	9.78%	8.14%
MSCI India Index (net of foreign withholding taxes)	11.22%	12.51%	8.72%

AssetsNet	$ 300,905,703
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,379,377
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,905,703
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	22%
Total Advisory Fees Paid	$2,379,377

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.8%
Short-Term Investments	2.1%
Energy	2.4%
Utilities	3.3%
Industrials	4.1%
Consumer Staples	4.5%
Communication Services	5.9%
Materials	6.4%
Health Care	8.1%
Information Technology	12.8%
Consumer Discretionary	21.9%
Financials	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.3%
Infosys Ltd.	6.5%
Bharti Airtel Ltd.	4.5%
Mahindra & Mahindra Ltd.	4.1%
Sun Pharmaceutical Industries Ltd.	3.7%
Zomato Ltd.	3.5%
Bajaj Finance Ltd.	3.4%
Axis Bank Ltd.	3.3%
Trent Ltd.	2.8%
Dixon Technologies India Ltd.	2.6%
Total	42.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034727
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class C
Trading Symbol	ECGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↑ Among sectors within the Index, the Fund’s exposures to the consumer discretionary and energy markets were the largest contributors to Index-relative returns

↑ An underweight position in Reliance Industries Ltd. ― whose petrochemical business struggled from weak global demand ― was the top contributor to returns

↑ An overweight position in Dixon Technologies India Ltd. ― maker of lights, mobile phones, and consumer appliances ― helped returns amid a surge in net profits

↓ In contrast, the Fund’s exposures to the industrials and financials sectors were the largest detractors from Index-relative performance during the period

↓ Among stocks, an overweight position in Tata Consumer Products Ltd. ― maker and exporter of tea, salt, oil, and spices ― was the largest detractor from returns

↓ In the financials sector, the Fund’s underweight position in IIFL Finance Ltd. detracted from Index-relative returns during the period ― and was sold from the Fund after the Reserve Bank of India directed the integrated financial services firm to cease disbursal of gold loans, citing business inconsistencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	MSCI India Index
12/14	$10,000	$10,000
1/15	$10,966	$10,794
2/15	$11,161	$10,995
3/15	$10,700	$10,540
4/15	$10,066	$9,850
5/15	$10,403	$10,129
6/15	$10,453	$10,159
7/15	$10,553	$10,339
8/15	$9,596	$9,431
9/15	$9,772	$9,474
10/15	$9,772	$9,623
11/15	$9,487	$9,163
12/15	$9,437	$9,388
1/16	$8,698	$8,742
2/16	$8,083	$8,095
3/16	$9,111	$9,153
4/16	$9,400	$9,197
5/16	$9,734	$9,370
6/16	$10,064	$9,494
7/16	$10,729	$10,033
8/16	$11,051	$10,149
9/16	$10,825	$10,056
10/16	$10,871	$10,007
11/16	$9,809	$9,260
12/16	$9,621	$9,253
1/17	$10,223	$9,656
2/17	$10,791	$10,226
3/17	$11,439	$10,837
4/17	$11,799	$11,046
5/17	$12,041	$11,240
6/17	$12,104	$11,152
7/17	$12,862	$12,012
8/17	$12,937	$11,922
9/17	$12,475	$11,482
10/17	$13,089	$12,328
11/17	$13,232	$12,241
12/17	$13,836	$12,839
1/18	$13,901	$13,281
2/18	$13,042	$12,391
3/18	$12,930	$11,946
4/18	$13,241	$12,438
5/18	$12,774	$11,991
6/18	$12,606	$11,874
7/18	$13,301	$12,648
8/18	$13,164	$12,770
9/18	$11,818	$11,607
10/18	$11,005	$10,797
11/18	$12,167	$11,917
12/18	$12,071	$11,901
1/19	$11,844	$11,672
2/19	$11,818	$11,676
3/19	$12,779	$12,753
4/19	$12,670	$12,825
5/19	$12,788	$12,852
6/19	$12,735	$12,817
7/19	$12,010	$12,149
8/19	$11,863	$11,794
9/19	$12,561	$12,157
10/19	$13,037	$12,682
11/19	$13,077	$12,611
12/19	$13,240	$12,803
1/20	$13,335	$12,702
2/20	$12,792	$11,778
3/20	$9,345	$8,818
4/20	$10,694	$10,241
5/20	$10,445	$9,956
6/20	$10,984	$10,633
7/20	$11,913	$11,737
8/20	$12,373	$12,147
9/20	$12,478	$12,223
10/20	$12,687	$12,360
11/20	$13,551	$13,426
12/20	$14,914	$14,794
1/21	$14,583	$14,450
2/21	$15,096	$15,205
3/21	$15,305	$15,550
4/21	$15,092	$15,406
5/21	$16,064	$16,742
6/21	$16,346	$16,625
7/21	$16,887	$16,768
8/21	$18,133	$18,603
9/21	$18,165	$18,715
10/21	$18,401	$18,566
11/21	$17,756	$18,003
12/21	$18,370	$18,675
1/22	$17,941	$18,420
2/22	$17,083	$17,682
3/22	$17,290	$18,328
4/22	$16,457	$18,022
5/22	$15,467	$16,972
6/22	$14,428	$15,827
7/22	$15,695	$17,303
8/22	$15,796	$18,014
9/22	$15,159	$16,855
10/22	$15,669	$17,288
11/22	$16,442	$18,185
12/22	$15,413	$17,190
1/23	$15,210	$16,676
2/23	$14,709	$15,914
3/23	$14,722	$16,098
4/23	$15,153	$16,769
5/23	$15,559	$17,257
6/23	$16,359	$18,068
7/23	$16,866	$18,607
8/23	$16,752	$18,253
9/23	$16,841	$18,558
10/23	$16,460	$18,006
11/23	$17,469	$19,210
12/23	$18,454	$20,766
1/24	$18,961	$21,267
2/24	$19,460	$21,849
3/24	$19,555	$22,027
4/24	$19,933	$22,537
5/24	$20,163	$22,697
6/24	$21,656	$24,275
7/24	$22,669	$25,240
8/24	$22,811	$25,505
9/24	$23,547	$26,044
10/24	$21,919	$23,892
11/24	$22,041	$23,793
12/24	$21,842	$23,095

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	16.62%	10.19%	8.12%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	15.62%	10.19%	8.12%
MSCI India Index (net of foreign withholding taxes)	11.22%	12.51%	8.72%

AssetsNet	$ 300,905,703
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,379,377
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,905,703
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	22%
Total Advisory Fees Paid	$2,379,377

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.8%
Short-Term Investments	2.1%
Energy	2.4%
Utilities	3.3%
Industrials	4.1%
Consumer Staples	4.5%
Communication Services	5.9%
Materials	6.4%
Health Care	8.1%
Information Technology	12.8%
Consumer Discretionary	21.9%
Financials	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.3%
Infosys Ltd.	6.5%
Bharti Airtel Ltd.	4.5%
Mahindra & Mahindra Ltd.	4.1%
Sun Pharmaceutical Industries Ltd.	3.7%
Zomato Ltd.	3.5%
Bajaj Finance Ltd.	3.4%
Axis Bank Ltd.	3.3%
Trent Ltd.	2.8%
Dixon Technologies India Ltd.	2.6%
Total	42.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081648
Shareholder Report [Line Items]
Fund Name	Eaton Vance Greater India Fund
Class Name	Class I
Trading Symbol	EGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Greater India Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.23%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI India Index (the Index):

↑ Among sectors within the Index, the Fund’s exposures to the consumer discretionary and energy markets were the largest contributors to Index-relative returns

↑ An underweight position in Reliance Industries Ltd. ― whose petrochemical business struggled from weak global demand ― was the top contributor to returns

↑ An overweight position in Dixon Technologies India Ltd. ― maker of lights, mobile phones, and consumer appliances ― helped returns amid a surge in net profits

↓ In contrast, the Fund’s exposures to the industrials and financials sectors were the largest detractors from Index-relative performance during the period

↓ Among stocks, an overweight position in Tata Consumer Products Ltd. ― maker and exporter of tea, salt, oil, and spices ― was the largest detractor from returns

↓ In the financials sector, the Fund’s underweight position in IIFL Finance Ltd. detracted from Index-relative returns during the period ― and was sold from the Fund after the Reserve Bank of India directed the integrated financial services firm to cease disbursal of gold loans, citing business inconsistencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI India Index
12/14	$1,000,000	$1,000,000
1/15	$1,097,402	$1,079,426
2/15	$1,117,600	$1,099,485
3/15	$1,072,149	$1,053,959
4/15	$1,009,728	$985,033
5/15	$1,044,154	$1,012,904
6/15	$1,049,975	$1,015,881
7/15	$1,060,872	$1,033,920
8/15	$965,697	$943,116
9/15	$983,855	$947,411
10/15	$984,955	$962,290
11/15	$957,349	$916,334
12/15	$952,998	$938,760
1/16	$878,873	$874,158
2/16	$817,464	$809,460
3/16	$922,091	$915,329
4/16	$952,243	$919,684
5/16	$987,111	$936,970
6/16	$1,021,254	$949,405
7/16	$1,089,570	$1,003,289
8/16	$1,123,343	$1,014,914
9/16	$1,101,561	$1,005,622
10/16	$1,106,663	$1,000,654
11/16	$999,850	$926,036
12/16	$981,294	$925,312
1/17	$1,043,237	$965,575
2/17	$1,102,619	$1,022,593
3/17	$1,169,344	$1,083,728
4/17	$1,207,468	$1,104,640
5/17	$1,233,119	$1,124,041
6/17	$1,240,470	$1,115,243
7/17	$1,319,520	$1,201,164
8/17	$1,327,999	$1,192,153
9/17	$1,281,574	$1,148,173
10/17	$1,346,057	$1,232,816
11/17	$1,361,524	$1,224,130
12/17	$1,425,050	$1,283,920
1/18	$1,433,002	$1,328,121
2/18	$1,345,641	$1,239,077
3/18	$1,335,022	$1,194,646
4/18	$1,368,469	$1,243,811
5/18	$1,321,389	$1,199,108
6/18	$1,304,682	$1,187,438
7/18	$1,377,984	$1,264,784
8/18	$1,365,113	$1,276,978
9/18	$1,226,586	$1,160,725
10/18	$1,143,300	$1,079,738
11/18	$1,264,565	$1,191,703
12/18	$1,256,121	$1,190,130
1/19	$1,233,094	$1,167,201
2/19	$1,231,576	$1,167,568
3/19	$1,332,881	$1,275,324
4/19	$1,322,540	$1,282,473
5/19	$1,335,965	$1,285,249
6/19	$1,331,342	$1,281,724
7/19	$1,256,899	$1,214,892
8/19	$1,242,490	$1,179,371
9/19	$1,316,840	$1,215,654
10/19	$1,367,851	$1,268,233
11/19	$1,372,988	$1,261,111
12/19	$1,391,581	$1,280,283
1/20	$1,402,646	$1,270,172
2/20	$1,346,895	$1,177,801
3/20	$984,667	$881,776
4/20	$1,127,829	$1,024,109
5/20	$1,102,517	$995,628
6/20	$1,160,252	$1,063,281
7/20	$1,259,504	$1,173,676
8/20	$1,309,194	$1,214,700
9/20	$1,321,495	$1,222,262
10/20	$1,344,895	$1,235,999
11/20	$1,437,710	$1,342,593
12/20	$1,583,253	$1,479,427
1/21	$1,549,536	$1,444,959
2/21	$1,605,055	$1,520,519
3/21	$1,628,477	$1,555,021
4/21	$1,607,483	$1,540,622
5/21	$1,710,994	$1,674,201
6/21	$1,741,904	$1,662,523
7/21	$1,800,628	$1,676,839
8/21	$1,933,890	$1,860,310
9/21	$1,939,046	$1,871,538
10/21	$1,965,620	$1,856,642
11/21	$1,899,385	$1,800,287
12/21	$1,968,145	$1,867,516
1/22	$1,924,121	$1,841,988
2/22	$1,834,777	$1,768,232
3/22	$1,862,401	$1,832,824
4/22	$1,773,920	$1,802,183
5/22	$1,669,039	$1,697,218
6/22	$1,557,683	$1,582,725
7/22	$1,695,367	$1,730,276
8/22	$1,708,315	$1,801,367
9/22	$1,640,984	$1,685,540
10/22	$1,697,525	$1,728,772
11/22	$1,782,553	$1,818,547
12/22	$1,679,642	$1,718,978
1/23	$1,659,411	$1,667,556
2/23	$1,605,464	$1,591,364
3/23	$1,608,057	$1,609,812
4/23	$1,656,299	$1,676,882
5/23	$1,702,466	$1,725,710
6/23	$1,791,687	$1,806,751
7/23	$1,848,229	$1,860,727
8/23	$1,837,854	$1,825,289
9/23	$1,849,266	$1,855,849
10/23	$1,808,286	$1,800,643
11/23	$1,920,850	$1,920,962
12/23	$2,031,063	$2,076,616
1/24	$2,088,659	$2,126,686
2/24	$2,145,711	$2,184,949
3/24	$2,157,665	$2,202,660
4/24	$2,201,133	$2,253,696
5/24	$2,228,845	$2,269,683
6/24	$2,395,655	$2,427,487
7/24	$2,509,759	$2,523,969
8/24	$2,527,147	$2,550,512
9/24	$2,610,824	$2,604,379
10/24	$2,432,603	$2,389,194
11/24	$2,447,817	$2,379,262
12/24	$2,391,707	$2,309,511

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	17.77%	11.43%	9.10%
MSCI India Index (net of foreign withholding taxes)	11.22%	12.51%	8.72%

AssetsNet	$ 300,905,703
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,379,377
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$300,905,703
# of Portfolio Holdings (for Greater India Portfolio)	64
Portfolio Turnover Rate (for Greater India Portfolio)	22%
Total Advisory Fees Paid	$2,379,377

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.8%
Short-Term Investments	2.1%
Energy	2.4%
Utilities	3.3%
Industrials	4.1%
Consumer Staples	4.5%
Communication Services	5.9%
Materials	6.4%
Health Care	8.1%
Information Technology	12.8%
Consumer Discretionary	21.9%
Financials	26.7%

Top Ten Holdings (% of total investments)Footnote Referencea

ICICI Bank Ltd.	8.3%
Infosys Ltd.	6.5%
Bharti Airtel Ltd.	4.5%
Mahindra & Mahindra Ltd.	4.1%
Sun Pharmaceutical Industries Ltd.	3.7%
Zomato Ltd.	3.5%
Bajaj Finance Ltd.	3.4%
Axis Bank Ltd.	3.3%
Trent Ltd.	2.8%
Dixon Technologies India Ltd.	2.6%
Total	42.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014223
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class A
Trading Symbol	EALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing and publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ An overweight position in tax and accounting software maker Intuit Inc. underperformed the Index as investors questioned its ability to compete for AI business

↓ An underweight position in electric car maker Tesla Inc. hurt returns as its stock price rose over optimism about the potential launch of an autonomous vehicle

↓ Among sectors, stock selections and an underweight exposure to consumer discretionary, and stock selections and an overweight in real estate hurt returns

↑ An overweight position in NVIDIA Corp., a major microchip supplier for AI applications, contributed to relative returns as its stock price more than doubled

↑ Owning mobile chipmaker Qualcomm Inc. early in the period as its stock price rose ― and selling the stock in June 2024 before its price dropped ― helped returns

↑ An underweight position in Microsoft Corp. helped returns as its stock underperformed the Index over concerns about the costs needed to pursue AI opportunities

↑ Among sectors, stock selections in consumer staples and industrials, and an underweight exposure to health care contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,304	$9,700	$9,847
2/15	$9,987	$10,257	$10,503
3/15	$9,912	$10,095	$10,384
4/15	$9,877	$10,192	$10,436
5/15	$10,087	$10,323	$10,583
6/15	$9,992	$10,123	$10,396
7/15	$10,338	$10,335	$10,749
8/15	$9,692	$9,712	$10,096
9/15	$9,396	$9,471	$9,846
10/15	$10,150	$10,270	$10,694
11/15	$10,257	$10,301	$10,724
12/15	$10,142	$10,138	$10,567
1/16	$9,398	$9,635	$9,977
2/16	$9,207	$9,622	$9,973
3/16	$9,800	$10,275	$10,645
4/16	$9,859	$10,315	$10,548
5/16	$10,128	$10,500	$10,753
6/16	$9,931	$10,527	$10,711
7/16	$10,508	$10,915	$11,216
8/16	$10,498	$10,931	$11,160
9/16	$10,545	$10,933	$11,201
10/16	$10,275	$10,733	$10,938
11/16	$10,378	$11,131	$11,176
12/16	$10,378	$11,351	$11,314
1/17	$10,852	$11,566	$11,696
2/17	$11,243	$12,025	$12,182
3/17	$11,248	$12,039	$12,322
4/17	$11,541	$12,163	$12,604
5/17	$11,839	$12,334	$12,932
6/17	$11,848	$12,411	$12,898
7/17	$12,085	$12,667	$13,241
8/17	$12,178	$12,705	$13,483
9/17	$12,267	$12,967	$13,659
10/17	$12,518	$13,270	$14,188
11/17	$12,863	$13,677	$14,619
12/17	$13,015	$13,829	$14,733
1/18	$14,056	$14,621	$15,776
2/18	$13,787	$14,082	$15,363
3/18	$13,391	$13,724	$14,941
4/18	$13,601	$13,777	$14,994
5/18	$14,217	$14,108	$15,651
6/18	$14,339	$14,195	$15,801
7/18	$14,695	$14,724	$16,265
8/18	$15,359	$15,203	$17,155
9/18	$15,506	$15,290	$17,251
10/18	$14,119	$14,245	$15,708
11/18	$14,188	$14,535	$15,875
12/18	$13,051	$13,223	$14,510
1/19	$14,356	$14,282	$15,814
2/19	$14,848	$14,741	$16,380
3/19	$15,118	$15,027	$16,846
4/19	$15,809	$15,636	$17,607
5/19	$14,516	$14,642	$16,495
6/19	$15,539	$15,674	$17,628
7/19	$15,887	$15,899	$18,026
8/19	$15,489	$15,648	$17,888
9/19	$15,406	$15,940	$17,890
10/19	$15,832	$16,286	$18,394
11/19	$16,523	$16,877	$19,210
12/19	$17,016	$17,386	$19,790
1/20	$17,264	$17,379	$20,232
2/20	$16,018	$15,949	$18,854
3/20	$14,227	$13,979	$17,000
4/20	$16,405	$15,771	$19,515
5/20	$17,578	$16,522	$20,825
6/20	$18,365	$16,850	$21,732
7/20	$19,472	$17,801	$23,404
8/20	$21,387	$19,080	$25,819
9/20	$20,453	$18,355	$24,604
10/20	$19,950	$17,867	$23,769
11/20	$22,364	$19,823	$26,203
12/20	$23,338	$20,585	$27,408
1/21	$23,105	$20,377	$27,205
2/21	$23,826	$20,939	$27,199
3/21	$23,878	$21,856	$27,666
4/21	$25,255	$23,022	$29,548
5/21	$25,073	$23,183	$29,140
6/21	$26,281	$23,724	$30,968
7/21	$26,775	$24,288	$31,988
8/21	$27,600	$25,026	$33,184
9/21	$25,898	$23,863	$31,326
10/21	$27,470	$25,534	$34,039
11/21	$27,197	$25,357	$34,247
12/21	$27,917	$26,494	$34,971
1/22	$25,597	$25,123	$31,970
2/22	$24,293	$24,371	$30,612
3/22	$24,653	$25,276	$31,809
4/22	$21,804	$23,071	$27,968
5/22	$21,493	$23,114	$27,318
6/22	$19,766	$21,206	$25,154
7/22	$21,952	$23,161	$28,173
8/22	$20,788	$22,217	$26,861
9/22	$18,835	$20,170	$24,249
10/22	$20,111	$21,804	$25,667
11/22	$21,148	$23,022	$26,836
12/22	$19,644	$21,696	$24,782
1/23	$21,200	$23,059	$26,847
2/23	$20,470	$22,496	$26,528
3/23	$22,033	$23,322	$28,342
4/23	$22,338	$23,686	$28,621
5/23	$23,209	$23,789	$29,926
6/23	$24,689	$25,361	$31,972
7/23	$25,612	$26,176	$33,050
8/23	$25,389	$25,759	$32,753
9/23	$23,893	$24,531	$30,972
10/23	$23,581	$24,015	$30,531
11/23	$26,118	$26,208	$33,859
12/23	$27,168	$27,399	$35,358
1/24	$28,195	$27,859	$36,240
2/24	$30,166	$29,347	$38,713
3/24	$30,606	$30,291	$39,394
4/24	$29,246	$29,054	$37,723
5/24	$31,201	$30,494	$39,981
6/24	$33,441	$31,589	$42,677
7/24	$32,814	$31,973	$41,951
8/24	$33,580	$32,749	$42,825
9/24	$34,150	$33,448	$44,038
10/24	$33,987	$33,145	$43,893
11/24	$35,910	$35,090	$46,740
12/24	$35,985	$34,254	$47,152

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	32.46%	16.14%	14.26%
Class A with 5.25% Maximum Sales Charge	25.50%	14.89%	13.65%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 1000® Growth Index	33.36%	18.94%	16.76%

AssetsNet	$ 431,912,057
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,655,868
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$431,912,057
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,655,868

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.5%
Consumer Staples	4.3%
Health Care	5.3%
Financials	6.5%
Industrials	6.8%
Consumer Discretionary	13.4%
Communication Services	14.0%
Information Technology	47.4%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	8.7%
Apple, Inc.	8.1%
Alphabet, Inc., Class A	5.6%
Broadcom, Inc.	4.2%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	2.6%
Eli Lilly & Co.	2.6%
Intuit, Inc.	2.4%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014225
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class C
Trading Symbol	ECLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.79%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing and publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ An overweight position in tax and accounting software maker Intuit Inc. underperformed the Index as investors questioned its ability to compete for AI business

↓ An underweight position in electric car maker Tesla Inc. hurt returns as its stock price rose over optimism about the potential launch of an autonomous vehicle

↓ Among sectors, stock selections and an underweight exposure to consumer discretionary, and stock selections and an overweight in real estate hurt returns

↑ An overweight position in NVIDIA Corp., a major microchip supplier for AI applications, contributed to relative returns as its stock price more than doubled

↑ Owning mobile chipmaker Qualcomm Inc. early in the period as its stock price rose ― and selling the stock in June 2024 before its price dropped ― helped returns

↑ An underweight position in Microsoft Corp. helped returns as its stock underperformed the Index over concerns about the costs needed to pursue AI opportunities

↑ Among sectors, stock selections in consumer staples and industrials, and an underweight exposure to health care contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,813	$9,700	$9,847
2/15	$10,525	$10,257	$10,503
3/15	$10,442	$10,095	$10,384
4/15	$10,400	$10,192	$10,436
5/15	$10,613	$10,323	$10,583
6/15	$10,506	$10,123	$10,396
7/15	$10,865	$10,335	$10,749
8/15	$10,179	$9,712	$10,096
9/15	$9,858	$9,471	$9,846
10/15	$10,640	$10,270	$10,694
11/15	$10,752	$10,301	$10,724
12/15	$10,620	$10,138	$10,567
1/16	$9,834	$9,635	$9,977
2/16	$9,632	$9,622	$9,973
3/16	$10,244	$10,275	$10,645
4/16	$10,298	$10,315	$10,548
5/16	$10,571	$10,500	$10,753
6/16	$10,365	$10,527	$10,711
7/16	$10,959	$10,915	$11,216
8/16	$10,937	$10,931	$11,160
9/16	$10,981	$10,933	$11,201
10/16	$10,692	$10,733	$10,938
11/16	$10,792	$11,131	$11,176
12/16	$10,787	$11,351	$11,314
1/17	$11,270	$11,566	$11,696
2/17	$11,676	$12,025	$12,182
3/17	$11,670	$12,039	$12,322
4/17	$11,965	$12,163	$12,604
5/17	$12,271	$12,334	$12,932
6/17	$12,271	$12,411	$12,898
7/17	$12,510	$12,667	$13,241
8/17	$12,599	$12,705	$13,483
9/17	$12,682	$12,967	$13,659
10/17	$12,932	$13,270	$14,188
11/17	$13,282	$13,677	$14,619
12/17	$13,425	$13,829	$14,733
1/18	$14,493	$14,621	$15,776
2/18	$14,211	$14,082	$15,363
3/18	$13,794	$13,724	$14,941
4/18	$14,000	$13,777	$14,994
5/18	$14,622	$14,108	$15,651
6/18	$14,740	$14,195	$15,801
7/18	$15,098	$14,724	$16,265
8/18	$15,767	$15,203	$17,155
9/18	$15,908	$15,290	$17,251
10/18	$14,481	$14,245	$15,708
11/18	$14,540	$14,535	$15,875
12/18	$13,366	$13,223	$14,510
1/19	$14,692	$14,282	$15,814
2/19	$15,188	$14,741	$16,380
3/19	$15,454	$15,027	$16,846
4/19	$16,154	$15,636	$17,607
5/19	$14,822	$14,642	$16,495
6/19	$15,855	$15,674	$17,628
7/19	$16,195	$15,899	$18,026
8/19	$15,781	$15,648	$17,888
9/19	$15,692	$15,940	$17,890
10/19	$16,114	$16,286	$18,394
11/19	$16,808	$16,877	$19,210
12/19	$17,290	$17,386	$19,790
1/20	$17,533	$17,379	$20,232
2/20	$16,258	$15,949	$18,854
3/20	$14,428	$13,979	$17,000
4/20	$16,629	$15,771	$19,515
5/20	$17,806	$16,522	$20,825
6/20	$18,595	$16,850	$21,732
7/20	$19,703	$17,801	$23,404
8/20	$21,628	$19,080	$25,819
9/20	$20,676	$18,355	$24,604
10/20	$20,150	$17,867	$23,769
11/20	$22,571	$19,823	$26,203
12/20	$23,543	$20,585	$27,408
1/21	$23,294	$20,377	$27,205
2/21	$24,008	$20,939	$27,199
3/21	$24,041	$21,856	$27,666
4/21	$25,410	$23,022	$29,548
5/21	$25,219	$23,183	$29,140
6/21	$26,414	$23,724	$30,968
7/21	$26,896	$24,288	$31,988
8/21	$27,701	$25,026	$33,184
9/21	$25,983	$23,863	$31,326
10/21	$27,535	$25,534	$34,039
11/21	$27,244	$25,357	$34,247
12/21	$27,946	$26,494	$34,971
1/22	$25,612	$25,123	$31,970
2/22	$24,293	$24,371	$30,612
3/22	$24,634	$25,276	$31,809
4/22	$21,774	$23,071	$27,968
5/22	$21,451	$23,114	$27,318
6/22	$19,717	$21,206	$25,154
7/22	$21,885	$23,161	$28,173
8/22	$20,713	$22,217	$26,861
9/22	$18,748	$20,170	$24,249
10/22	$20,012	$21,804	$25,667
11/22	$21,027	$23,022	$26,836
12/22	$19,520	$21,696	$24,782
1/23	$21,056	$23,059	$26,847
2/23	$20,313	$22,496	$26,528
3/23	$21,859	$23,322	$28,342
4/23	$22,146	$23,686	$28,621
5/23	$22,988	$23,789	$29,926
6/23	$24,445	$25,361	$31,972
7/23	$25,347	$26,176	$33,050
8/23	$25,109	$25,759	$32,753
9/23	$23,613	$24,531	$30,972
10/23	$23,286	$24,015	$30,531
11/23	$25,783	$26,208	$33,859
12/23	$26,794	$27,399	$35,358
1/24	$27,792	$27,859	$36,240
2/24	$29,711	$29,347	$38,713
3/24	$30,126	$30,291	$39,394
4/24	$28,768	$29,054	$37,723
5/24	$30,676	$30,494	$39,981
6/24	$32,853	$31,589	$42,677
7/24	$32,224	$31,973	$41,951
8/24	$32,954	$32,749	$42,825
9/24	$33,492	$33,448	$44,038
10/24	$33,313	$33,145	$43,893
11/24	$35,175	$35,090	$46,740
12/24	$35,759	$34,254	$47,152

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	31.46%	15.28%	13.58%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	30.46%	15.28%	13.58%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 1000® Growth Index	33.36%	18.94%	16.76%

AssetsNet	$ 431,912,057
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,655,868
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$431,912,057
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,655,868

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.5%
Consumer Staples	4.3%
Health Care	5.3%
Financials	6.5%
Industrials	6.8%
Consumer Discretionary	13.4%
Communication Services	14.0%
Information Technology	47.4%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	8.7%
Apple, Inc.	8.1%
Alphabet, Inc., Class A	5.6%
Broadcom, Inc.	4.2%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	2.6%
Eli Lilly & Co.	2.6%
Intuit, Inc.	2.4%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048018
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class I
Trading Symbol	ELCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing and publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ An overweight position in tax and accounting software maker Intuit Inc. underperformed the Index as investors questioned its ability to compete for AI business

↓ An underweight position in electric car maker Tesla Inc. hurt returns as its stock price rose over optimism about the potential launch of an autonomous vehicle

↓ Among sectors, stock selections and an underweight exposure to consumer discretionary, and stock selections and an overweight in real estate hurt returns

↑ An overweight position in NVIDIA Corp., a major microchip supplier for AI applications, contributed to relative returns as its stock price more than doubled

↑ Owning mobile chipmaker Qualcomm Inc. early in the period as its stock price rose ― and selling the stock in June 2024 before its price dropped ― helped returns

↑ An underweight position in Microsoft Corp. helped returns as its stock underperformed the Index over concerns about the costs needed to pursue AI opportunities

↑ Among sectors, stock selections in consumer staples and industrials, and an underweight exposure to health care contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$981,917	$969,981	$984,687
2/15	$1,054,250	$1,025,727	$1,050,322
3/15	$1,046,564	$1,009,506	$1,038,376
4/15	$1,042,959	$1,019,190	$1,043,577
5/15	$1,065,525	$1,032,296	$1,058,266
6/15	$1,055,782	$1,012,313	$1,039,623
7/15	$1,092,435	$1,033,522	$1,074,878
8/15	$1,024,249	$971,166	$1,009,602
9/15	$993,172	$947,136	$984,626
10/15	$1,072,956	$1,027,030	$1,069,408
11/15	$1,085,020	$1,030,085	$1,072,410
12/15	$1,072,629	$1,013,838	$1,056,673
1/16	$994,403	$963,527	$997,681
2/16	$974,602	$962,227	$997,256
3/16	$1,037,284	$1,027,503	$1,064,512
4/16	$1,043,413	$1,031,487	$1,054,791
5/16	$1,072,158	$1,050,010	$1,075,274
6/16	$1,051,750	$1,052,731	$1,071,051
7/16	$1,113,402	$1,091,544	$1,121,607
8/16	$1,112,450	$1,093,076	$1,116,035
9/16	$1,117,264	$1,093,283	$1,120,117
10/16	$1,089,321	$1,073,340	$1,093,813
11/16	$1,099,924	$1,113,091	$1,117,613
12/16	$1,100,410	$1,135,093	$1,131,448
1/17	$1,150,984	$1,156,621	$1,169,576
2/17	$1,192,882	$1,202,546	$1,218,155
3/17	$1,193,833	$1,203,949	$1,232,245
4/17	$1,224,659	$1,216,313	$1,260,426
5/17	$1,256,936	$1,233,430	$1,293,201
6/17	$1,257,894	$1,241,129	$1,289,794
7/17	$1,283,499	$1,266,650	$1,324,076
8/17	$1,293,661	$1,270,527	$1,348,348
9/17	$1,303,317	$1,296,736	$1,365,879
10/17	$1,330,370	$1,326,995	$1,418,803
11/17	$1,367,096	$1,367,694	$1,461,906
12/17	$1,383,376	$1,382,901	$1,473,287
1/18	$1,494,675	$1,462,078	$1,577,634
2/18	$1,466,323	$1,408,190	$1,536,267
3/18	$1,424,851	$1,372,403	$1,494,138
4/18	$1,447,100	$1,377,669	$1,499,358
5/18	$1,512,875	$1,410,846	$1,565,077
6/18	$1,526,039	$1,419,530	$1,580,146
7/18	$1,564,976	$1,472,355	$1,626,533
8/18	$1,635,303	$1,520,333	$1,715,466
9/18	$1,651,516	$1,528,986	$1,725,054
10/18	$1,504,263	$1,424,480	$1,570,788
11/18	$1,511,850	$1,453,508	$1,587,472
12/18	$1,391,129	$1,322,270	$1,450,985
1/19	$1,529,777	$1,428,231	$1,581,409
2/19	$1,583,434	$1,474,089	$1,637,991
3/19	$1,611,963	$1,502,733	$1,684,613
4/19	$1,686,701	$1,563,578	$1,760,724
5/19	$1,548,592	$1,464,216	$1,649,493
6/19	$1,658,147	$1,567,408	$1,762,775
7/19	$1,695,257	$1,589,935	$1,802,580
8/19	$1,653,048	$1,564,750	$1,788,774
9/19	$1,645,037	$1,594,027	$1,788,996
10/19	$1,690,680	$1,628,553	$1,839,431
11/19	$1,764,880	$1,687,668	$1,921,034
12/19	$1,817,467	$1,738,605	$1,978,994
1/20	$1,844,876	$1,737,924	$2,023,234
2/20	$1,711,667	$1,594,859	$1,885,448
3/20	$1,520,598	$1,397,874	$1,699,966
4/20	$1,753,375	$1,577,072	$1,951,512
5/20	$1,879,741	$1,652,185	$2,082,526
6/20	$1,964,416	$1,685,042	$2,173,209
7/20	$2,082,700	$1,780,054	$2,340,414
8/20	$2,288,437	$1,908,005	$2,581,926
9/20	$2,189,234	$1,835,507	$2,460,447
10/20	$2,135,568	$1,786,694	$2,376,885
11/20	$2,394,535	$1,982,273	$2,620,259
12/20	$2,499,177	$2,058,487	$2,740,768
1/21	$2,474,549	$2,037,705	$2,720,489
2/21	$2,552,486	$2,093,895	$2,719,859
3/21	$2,558,518	$2,185,598	$2,766,587
4/21	$2,706,424	$2,302,241	$2,954,822
5/21	$2,687,711	$2,318,321	$2,913,953
6/21	$2,817,615	$2,372,442	$3,096,768
7/21	$2,871,614	$2,428,799	$3,198,826
8/21	$2,960,248	$2,502,648	$3,318,426
9/21	$2,778,315	$2,386,250	$3,132,575
10/21	$2,947,586	$2,553,435	$3,403,905
11/21	$2,918,930	$2,535,743	$3,424,717
12/21	$2,996,843	$2,649,385	$3,497,125
1/22	$2,748,188	$2,512,287	$3,196,984
2/22	$2,609,084	$2,437,066	$3,061,197
3/22	$2,648,004	$2,527,553	$3,180,943
4/22	$2,342,410	$2,307,145	$2,796,807
5/22	$2,309,977	$2,311,378	$2,731,788
6/22	$2,124,746	$2,120,588	$2,515,400
7/22	$2,359,708	$2,316,116	$2,817,300
8/22	$2,235,740	$2,221,660	$2,686,059
9/22	$2,025,284	$2,017,049	$2,424,932
10/22	$2,163,666	$2,180,352	$2,566,666
11/22	$2,275,381	$2,302,198	$2,683,621
12/22	$2,113,777	$2,169,558	$2,478,172
1/23	$2,282,152	$2,305,880	$2,684,721
2/23	$2,204,032	$2,249,619	$2,652,836
3/23	$2,373,165	$2,332,212	$2,834,174
4/23	$2,406,536	$2,368,614	$2,862,136
5/23	$2,499,824	$2,378,910	$2,992,588
6/23	$2,660,614	$2,536,097	$3,197,237
7/23	$2,760,728	$2,617,569	$3,304,952
8/23	$2,737,217	$2,575,893	$3,275,277
9/23	$2,576,427	$2,453,080	$3,097,155
10/23	$2,543,056	$2,401,500	$3,053,059
11/23	$2,817,612	$2,620,818	$3,385,876
12/23	$2,931,597	$2,739,884	$3,535,809
1/24	$3,042,286	$2,785,925	$3,623,998
2/24	$3,256,229	$2,934,682	$3,871,252
3/24	$3,304,139	$3,029,104	$3,939,403
4/24	$3,157,931	$2,905,381	$3,772,310
5/24	$3,369,396	$3,049,444	$3,998,140
6/24	$3,612,250	$3,158,864	$4,267,741
7/24	$3,545,341	$3,197,315	$4,195,145
8/24	$3,628,770	$3,274,872	$4,282,521
9/24	$3,691,549	$3,344,813	$4,403,847
10/24	$3,674,202	$3,314,481	$4,389,274
11/24	$3,883,189	$3,509,044	$4,673,964
12/24	$3,892,076	$3,425,395	$4,715,222

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	32.76%	16.43%	14.54%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 1000® Growth Index	33.36%	18.94%	16.76%

AssetsNet	$ 431,912,057
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,655,868
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$431,912,057
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,655,868

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.5%
Consumer Staples	4.3%
Health Care	5.3%
Financials	6.5%
Industrials	6.8%
Consumer Discretionary	13.4%
Communication Services	14.0%
Information Technology	47.4%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	8.7%
Apple, Inc.	8.1%
Alphabet, Inc., Class A	5.6%
Broadcom, Inc.	4.2%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	2.6%
Eli Lilly & Co.	2.6%
Intuit, Inc.	2.4%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080478
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class R
Trading Symbol	ELCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.28%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing and publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ An overweight position in tax and accounting software maker Intuit Inc. underperformed the Index as investors questioned its ability to compete for AI business

↓ An underweight position in electric car maker Tesla Inc. hurt returns as its stock price rose over optimism about the potential launch of an autonomous vehicle

↓ Among sectors, stock selections and an underweight exposure to consumer discretionary, and stock selections and an overweight in real estate hurt returns

↑ An overweight position in NVIDIA Corp., a major microchip supplier for AI applications, contributed to relative returns as its stock price more than doubled

↑ Owning mobile chipmaker Qualcomm Inc. early in the period as its stock price rose ― and selling the stock in June 2024 before its price dropped ― helped returns

↑ An underweight position in Microsoft Corp. helped returns as its stock underperformed the Index over concerns about the costs needed to pursue AI opportunities

↑ Among sectors, stock selections in consumer staples and industrials, and an underweight exposure to health care contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	S&P 500® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,817	$9,700	$9,847
2/15	$10,535	$10,257	$10,503
3/15	$10,450	$10,095	$10,384
4/15	$10,413	$10,192	$10,436
5/15	$10,637	$10,323	$10,583
6/15	$10,531	$10,123	$10,396
7/15	$10,898	$10,335	$10,749
8/15	$10,209	$9,712	$10,096
9/15	$9,896	$9,471	$9,846
10/15	$10,686	$10,270	$10,694
11/15	$10,801	$10,301	$10,724
12/15	$10,678	$10,138	$10,567
1/16	$9,889	$9,635	$9,977
2/16	$9,688	$9,622	$9,973
3/16	$10,310	$10,275	$10,645
4/16	$10,369	$10,315	$10,548
5/16	$10,648	$10,500	$10,753
6/16	$10,441	$10,527	$10,711
7/16	$11,044	$10,915	$11,216
8/16	$11,029	$10,931	$11,160
9/16	$11,079	$10,933	$11,201
10/16	$10,795	$10,733	$10,938
11/16	$10,899	$11,131	$11,176
12/16	$10,894	$11,351	$11,314
1/17	$11,392	$11,566	$11,696
2/17	$11,801	$12,025	$12,182
3/17	$11,805	$12,039	$12,322
4/17	$12,109	$12,163	$12,604
5/17	$12,418	$12,334	$12,932
6/17	$12,423	$12,411	$12,898
7/17	$12,667	$12,667	$13,241
8/17	$12,766	$12,705	$13,483
9/17	$12,856	$12,967	$13,659
10/17	$13,115	$13,270	$14,188
11/17	$13,473	$13,677	$14,619
12/17	$13,631	$13,829	$14,733
1/18	$14,718	$14,621	$15,776
2/18	$14,436	$14,082	$15,363
3/18	$14,018	$13,724	$14,941
4/18	$14,238	$13,777	$14,994
5/18	$14,870	$14,108	$15,651
6/18	$15,000	$14,195	$15,801
7/18	$15,371	$14,724	$16,265
8/18	$16,061	$15,203	$17,155
9/18	$16,207	$15,290	$17,251
10/18	$14,760	$14,245	$15,708
11/18	$14,822	$14,535	$15,875
12/18	$13,633	$13,223	$14,510
1/19	$14,991	$14,282	$15,814
2/19	$15,507	$14,741	$16,380
3/19	$15,786	$15,027	$16,846
4/19	$16,504	$15,636	$17,607
5/19	$15,145	$14,642	$16,495
6/19	$16,213	$15,674	$17,628
7/19	$16,569	$15,899	$18,026
8/19	$16,154	$15,648	$17,888
9/19	$16,065	$15,940	$17,890
10/19	$16,504	$16,286	$18,394
11/19	$17,222	$16,877	$19,210
12/19	$17,727	$17,386	$19,790
1/20	$17,987	$17,379	$20,232
2/20	$16,686	$15,949	$18,854
3/20	$14,811	$13,979	$17,000
4/20	$17,076	$15,771	$19,515
5/20	$18,293	$16,522	$20,825
6/20	$19,114	$16,850	$21,732
7/20	$20,259	$17,801	$23,404
8/20	$22,249	$19,080	$25,819
9/20	$21,271	$18,355	$24,604
10/20	$20,742	$17,867	$23,769
11/20	$23,249	$19,823	$26,203
12/20	$24,259	$20,585	$27,408
1/21	$24,006	$20,377	$27,205
2/21	$24,756	$20,939	$27,199
3/21	$24,806	$21,856	$27,666
4/21	$26,229	$23,022	$29,548
5/21	$26,040	$23,183	$29,140
6/21	$27,281	$23,724	$30,968
7/21	$27,793	$24,288	$31,988
8/21	$28,641	$25,026	$33,184
9/21	$26,868	$23,863	$31,326
10/21	$28,494	$25,534	$34,039
11/21	$28,199	$25,357	$34,247
12/21	$28,941	$26,494	$34,971
1/22	$26,535	$25,123	$31,970
2/22	$25,176	$24,371	$30,612
3/22	$25,543	$25,276	$31,809
4/22	$22,587	$23,071	$27,968
5/22	$22,267	$23,114	$27,318
6/22	$20,472	$21,206	$25,154
7/22	$22,725	$23,161	$28,173
8/22	$21,518	$22,217	$26,861
9/22	$19,487	$20,170	$24,249
10/22	$20,808	$21,804	$25,667
11/22	$21,870	$23,022	$26,836
12/22	$20,310	$21,696	$24,782
1/23	$21,926	$23,059	$26,847
2/23	$21,166	$22,496	$26,528
3/23	$22,774	$23,322	$28,342
4/23	$23,089	$23,686	$28,621
5/23	$23,978	$23,789	$29,926
6/23	$25,504	$25,361	$31,972
7/23	$26,450	$26,176	$33,050
8/23	$26,215	$25,759	$32,753
9/23	$24,664	$24,531	$30,972
10/23	$24,333	$24,015	$30,531
11/23	$26,959	$26,208	$33,859
12/23	$28,035	$27,399	$35,358
1/24	$29,083	$27,859	$36,240
2/24	$31,110	$29,347	$38,713
3/24	$31,554	$30,291	$39,394
4/24	$30,141	$29,054	$37,723
5/24	$32,159	$30,494	$39,981
6/24	$34,452	$31,589	$42,677
7/24	$33,812	$31,973	$41,951
8/24	$34,585	$32,749	$42,825
9/24	$35,163	$33,448	$44,038
10/24	$34,994	$33,145	$43,893
11/24	$36,968	$35,090	$46,740
12/24	$37,028	$34,254	$47,152

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	32.10%	15.85%	13.97%
S&P 500® Index	25.02%	14.51%	13.09%
Russell 1000® Growth Index	33.36%	18.94%	16.76%

AssetsNet	$ 431,912,057
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,655,868
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$431,912,057
# of Portfolio Holdings	49
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$2,655,868

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.5%
Consumer Staples	4.3%
Health Care	5.3%
Financials	6.5%
Industrials	6.8%
Consumer Discretionary	13.4%
Communication Services	14.0%
Information Technology	47.4%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	12.7%
Microsoft Corp.	9.0%
Amazon.com, Inc.	8.7%
Apple, Inc.	8.1%
Alphabet, Inc., Class A	5.6%
Broadcom, Inc.	4.2%
Meta Platforms, Inc., Class A	3.5%
Alphabet, Inc., Class C	2.6%
Eli Lilly & Co.	2.6%
Intuit, Inc.	2.4%
Total	59.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014226
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class A
Trading Symbol	EHSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ An overweight position in agricultural chemical firm FMC Corp. declined in value due to excess inventory and struggles in its Asian and South American markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, particularly among automotive and industrial customers

↓ Among sectors, stock selections in consumer staples and energy, along with stock selections and an underweight position in financials, hurt relative returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ Not owning Index position and chipmaker Intel Corp. aided returns as its price declined over concerns about increasing competition in sales for AI applications

↑ Among sectors, stock selections in health care and communication services, and an overweight position in utilities contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
12/14	$10,000	$10,000	$10,000
1/15	$9,257	$9,722	$9,600
2/15	$9,687	$10,285	$10,065
3/15	$9,597	$10,180	$9,928
4/15	$9,689	$10,226	$10,021
5/15	$9,801	$10,368	$10,141
6/15	$9,533	$10,194	$9,939
7/15	$9,667	$10,365	$9,982
8/15	$9,094	$9,739	$9,388
9/15	$8,794	$9,455	$9,104
10/15	$9,468	$10,202	$9,791
11/15	$9,540	$10,258	$9,829
12/15	$9,373	$10,048	$9,617
1/16	$8,929	$9,481	$9,120
2/16	$8,822	$9,478	$9,118
3/16	$9,345	$10,145	$9,775
4/16	$9,413	$10,208	$9,980
5/16	$9,520	$10,391	$10,135
6/16	$9,514	$10,412	$10,223
7/16	$9,763	$10,825	$10,520
8/16	$9,775	$10,853	$10,601
9/16	$9,684	$10,870	$10,579
10/16	$9,503	$10,635	$10,415
11/16	$9,928	$11,111	$11,010
12/16	$10,269	$11,327	$11,285
1/17	$10,332	$11,541	$11,365
2/17	$10,668	$11,970	$11,774
3/17	$10,542	$11,978	$11,654
4/17	$10,537	$12,105	$11,632
5/17	$10,502	$12,229	$11,621
6/17	$10,691	$12,339	$11,811
7/17	$10,765	$12,572	$11,967
8/17	$10,645	$12,596	$11,828
9/17	$11,047	$12,903	$12,178
10/17	$11,145	$13,185	$12,267
11/17	$11,547	$13,585	$12,642
12/17	$11,789	$13,721	$12,827
1/18	$12,212	$14,444	$13,323
2/18	$11,645	$13,912	$12,687
3/18	$11,522	$13,633	$12,464
4/18	$11,704	$13,684	$12,505
5/18	$11,710	$14,071	$12,579
6/18	$11,807	$14,163	$12,610
7/18	$12,414	$14,633	$13,109
8/18	$12,670	$15,147	$13,303
9/18	$12,725	$15,172	$13,329
10/18	$11,914	$14,055	$12,639
11/18	$12,160	$14,336	$13,016
12/18	$10,985	$13,002	$11,767
1/19	$11,837	$14,118	$12,682
2/19	$12,263	$14,614	$13,088
3/19	$12,377	$14,828	$13,171
4/19	$13,071	$15,420	$13,638
5/19	$12,223	$14,422	$12,761
6/19	$13,092	$15,435	$13,677
7/19	$13,273	$15,664	$13,791
8/19	$12,938	$15,345	$13,385
9/19	$13,273	$15,614	$13,863
10/19	$13,401	$15,951	$14,056
11/19	$13,898	$16,557	$14,491
12/19	$14,257	$17,035	$14,890
1/20	$14,006	$17,016	$14,569
2/20	$12,599	$15,623	$13,158
3/20	$10,480	$13,475	$10,910
4/20	$11,674	$15,259	$12,136
5/20	$12,069	$16,075	$12,552
6/20	$11,944	$16,443	$12,469
7/20	$12,457	$17,376	$12,962
8/20	$12,943	$18,635	$13,497
9/20	$12,597	$17,957	$13,166
10/20	$12,487	$17,569	$12,993
11/20	$14,112	$19,707	$14,741
12/20	$14,583	$20,593	$15,306
1/21	$14,375	$20,501	$15,166
2/21	$15,298	$21,142	$16,082
3/21	$16,181	$21,900	$17,028
4/21	$16,836	$23,029	$17,709
5/21	$17,128	$23,134	$18,123
6/21	$16,918	$23,705	$17,915
7/21	$17,009	$24,105	$18,059
8/21	$17,288	$24,793	$18,417
9/21	$16,715	$23,681	$17,776
10/21	$17,645	$25,282	$18,678
11/21	$16,925	$24,897	$18,020
12/21	$18,125	$25,877	$19,157
1/22	$18,058	$24,355	$18,711
2/22	$18,088	$23,741	$18,493
3/22	$18,516	$24,512	$19,015
4/22	$17,444	$22,312	$17,943
5/22	$17,819	$22,282	$18,292
6/22	$16,435	$20,418	$16,694
7/22	$17,463	$22,333	$17,801
8/22	$17,035	$21,500	$17,270
9/22	$15,807	$19,506	$15,756
10/22	$17,553	$21,106	$17,371
11/22	$18,442	$22,208	$18,457
12/22	$17,622	$20,907	$17,713
1/23	$18,392	$22,347	$18,631
2/23	$17,801	$21,825	$17,974
3/23	$17,396	$22,408	$17,891
4/23	$17,802	$22,647	$18,161
5/23	$17,138	$22,735	$17,460
6/23	$18,045	$24,288	$18,620
7/23	$18,757	$25,158	$19,275
8/23	$18,186	$24,673	$18,754
9/23	$17,486	$23,497	$18,031
10/23	$16,748	$22,875	$17,395
11/23	$17,870	$25,008	$18,707
12/23	$19,017	$26,334	$19,743
1/24	$18,703	$26,626	$19,764
2/24	$19,538	$28,067	$20,493
3/24	$20,509	$28,973	$21,517
4/24	$20,075	$27,698	$20,598
5/24	$20,614	$29,006	$21,251
6/24	$20,322	$29,904	$21,051
7/24	$21,056	$30,460	$22,127
8/24	$21,282	$31,123	$22,721
9/24	$21,634	$31,767	$23,036
10/24	$21,334	$31,534	$22,783
11/24	$22,726	$33,632	$24,238
12/24	$21,198	$32,604	$22,580

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.49%	8.25%	8.38%
Class A with 5.25% Maximum Sales Charge	5.65%	7.09%	7.80%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 1000® Value Index	14.37%	8.67%	8.48%

AssetsNet	$ 1,449,359,065
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,249,241
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,449,359,065
# of Portfolio Holdings	66
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$9,249,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Materials	4.1%
Communication Services	4.7%
Real Estate	5.1%
Consumer Discretionary	5.2%
Utilities	5.8%
Energy	6.7%
Consumer Staples	6.9%
Information Technology	7.1%
Industrials	16.0%
Health Care	18.7%
Financials	18.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
AbbVie, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class C
Trading Symbol	ECSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ An overweight position in agricultural chemical firm FMC Corp. declined in value due to excess inventory and struggles in its Asian and South American markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, particularly among automotive and industrial customers

↓ Among sectors, stock selections in consumer staples and energy, along with stock selections and an underweight position in financials, hurt relative returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ Not owning Index position and chipmaker Intel Corp. aided returns as its price declined over concerns about increasing competition in sales for AI applications

↑ Among sectors, stock selections in health care and communication services, and an overweight position in utilities contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 1000® Value Index
12/14	$10,000	$10,000	$10,000
1/15	$9,765	$9,722	$9,600
2/15	$10,213	$10,285	$10,065
3/15	$10,109	$10,180	$9,928
4/15	$10,200	$10,226	$10,021
5/15	$10,313	$10,368	$10,141
6/15	$10,022	$10,194	$9,939
7/15	$10,158	$10,365	$9,982
8/15	$9,550	$9,739	$9,388
9/15	$9,227	$9,455	$9,104
10/15	$9,928	$10,202	$9,791
11/15	$9,999	$10,258	$9,829
12/15	$9,818	$10,048	$9,617
1/16	$9,342	$9,481	$9,120
2/16	$9,230	$9,478	$9,118
3/16	$9,773	$10,145	$9,775
4/16	$9,832	$10,208	$9,980
5/16	$9,938	$10,391	$10,135
6/16	$9,924	$10,412	$10,223
7/16	$10,184	$10,825	$10,520
8/16	$10,184	$10,853	$10,601
9/16	$10,082	$10,870	$10,579
10/16	$9,893	$10,635	$10,415
11/16	$10,330	$11,111	$11,010
12/16	$10,676	$11,327	$11,285
1/17	$10,735	$11,541	$11,365
2/17	$11,078	$11,970	$11,774
3/17	$10,940	$11,978	$11,654
4/17	$10,928	$12,105	$11,632
5/17	$10,887	$12,229	$11,621
6/17	$11,071	$12,339	$11,811
7/17	$11,142	$12,572	$11,967
8/17	$11,012	$12,596	$11,828
9/17	$11,423	$12,903	$12,178
10/17	$11,512	$13,185	$12,267
11/17	$11,928	$13,585	$12,642
12/17	$12,166	$13,721	$12,827
1/18	$12,596	$14,444	$13,323
2/18	$12,005	$13,912	$12,687
3/18	$11,864	$13,633	$12,464
4/18	$12,045	$13,684	$12,505
5/18	$12,051	$14,071	$12,579
6/18	$12,133	$14,163	$12,610
7/18	$12,757	$14,633	$13,109
8/18	$13,013	$15,147	$13,303
9/18	$13,057	$15,172	$13,329
10/18	$12,214	$14,055	$12,639
11/18	$12,465	$14,336	$13,016
12/18	$11,250	$13,002	$11,767
1/19	$12,115	$14,118	$12,682
2/19	$12,544	$14,614	$13,088
3/19	$12,653	$14,828	$13,171
4/19	$13,355	$15,420	$13,638
5/19	$12,483	$14,422	$12,761
6/19	$13,355	$15,435	$13,677
7/19	$13,532	$15,664	$13,791
8/19	$13,184	$15,345	$13,385
9/19	$13,523	$15,614	$13,863
10/19	$13,638	$15,951	$14,056
11/19	$14,130	$16,557	$14,491
12/19	$14,492	$17,035	$14,890
1/20	$14,231	$17,016	$14,569
2/20	$12,792	$15,623	$13,158
3/20	$10,636	$13,475	$10,910
4/20	$11,835	$15,259	$12,136
5/20	$12,228	$16,075	$12,552
6/20	$12,098	$16,443	$12,469
7/20	$12,608	$17,376	$12,962
8/20	$13,092	$18,635	$13,497
9/20	$12,735	$17,957	$13,166
10/20	$12,610	$17,569	$12,993
11/20	$14,246	$19,707	$14,741
12/20	$14,712	$20,593	$15,306
1/21	$14,489	$20,501	$15,166
2/21	$15,417	$21,142	$16,082
3/21	$16,294	$21,900	$17,028
4/21	$16,943	$23,029	$17,709
5/21	$17,229	$23,134	$18,123
6/21	$17,002	$23,705	$17,915
7/21	$17,086	$24,105	$18,059
8/21	$17,351	$24,793	$18,417
9/21	$16,773	$23,681	$17,776
10/21	$17,688	$25,282	$18,678
11/21	$16,961	$24,897	$18,020
12/21	$18,153	$25,877	$19,157
1/22	$18,071	$24,355	$18,711
2/22	$18,094	$23,741	$18,493
3/22	$18,500	$24,512	$19,015
4/22	$17,420	$22,312	$17,943
5/22	$17,785	$22,282	$18,292
6/22	$16,398	$20,418	$16,694
7/22	$17,412	$22,333	$17,801
8/22	$16,972	$21,500	$17,270
9/22	$15,738	$19,506	$15,756
10/22	$17,467	$21,106	$17,371
11/22	$18,332	$22,208	$18,457
12/22	$17,512	$20,907	$17,713
1/23	$18,266	$22,347	$18,631
2/23	$17,666	$21,825	$17,974
3/23	$17,262	$22,408	$17,891
4/23	$17,647	$22,647	$18,161
5/23	$16,977	$22,735	$17,460
6/23	$17,867	$24,288	$18,620
7/23	$18,553	$25,158	$19,275
8/23	$17,983	$24,673	$18,754
9/23	$17,275	$23,497	$18,031
10/23	$16,543	$22,875	$17,395
11/23	$17,637	$25,008	$18,707
12/23	$18,757	$26,334	$19,743
1/24	$18,435	$26,626	$19,764
2/24	$19,245	$28,067	$20,493
3/24	$20,189	$28,973	$21,517
4/24	$19,757	$27,698	$20,598
5/24	$20,268	$29,006	$21,251
6/24	$19,967	$29,904	$21,051
7/24	$20,676	$30,460	$22,127
8/24	$20,889	$31,123	$22,721
9/24	$21,215	$31,767	$23,036
10/24	$20,915	$31,534	$22,783
11/24	$22,255	$33,632	$24,238
12/24	$21,072	$32,604	$22,580

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	10.68%	7.45%	7.73%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	9.68%	7.45%	7.73%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 1000® Value Index	14.37%	8.67%	8.48%

AssetsNet	$ 1,449,359,065
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,249,241
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,449,359,065
# of Portfolio Holdings	66
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$9,249,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Materials	4.1%
Communication Services	4.7%
Real Estate	5.1%
Consumer Discretionary	5.2%
Utilities	5.8%
Energy	6.7%
Consumer Staples	6.9%
Information Technology	7.1%
Industrials	16.0%
Health Care	18.7%
Financials	18.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
AbbVie, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class I
Trading Symbol	EILVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ An overweight position in agricultural chemical firm FMC Corp. declined in value due to excess inventory and struggles in its Asian and South American markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, particularly among automotive and industrial customers

↓ Among sectors, stock selections in consumer staples and energy, along with stock selections and an underweight position in financials, hurt relative returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ Not owning Index position and chipmaker Intel Corp. aided returns as its price declined over concerns about increasing competition in sales for AI applications

↑ Among sectors, stock selections in health care and communication services, and an overweight position in utilities contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$977,648	$972,168	$960,027
2/15	$1,022,885	$1,028,458	$1,006,482
3/15	$1,013,346	$1,018,003	$992,781
4/15	$1,023,498	$1,022,607	$1,002,063
5/15	$1,035,338	$1,036,751	$1,014,105
6/15	$1,007,235	$1,019,406	$993,856
7/15	$1,021,925	$1,036,456	$998,214
8/15	$961,559	$973,886	$938,764
9/15	$929,541	$945,507	$910,423
10/15	$1,001,080	$1,020,188	$979,117
11/15	$1,009,265	$1,025,843	$982,864
12/15	$991,743	$1,004,788	$961,727
1/16	$944,960	$948,092	$912,032
2/16	$933,716	$947,787	$911,802
3/16	$989,445	$1,014,517	$977,483
4/16	$996,578	$1,020,804	$998,017
5/16	$1,008,472	$1,039,067	$1,013,518
6/16	$1,007,899	$1,041,203	$1,022,282
7/16	$1,034,773	$1,082,526	$1,051,965
8/16	$1,035,960	$1,085,287	$1,060,076
9/16	$1,026,521	$1,086,993	$1,057,867
10/16	$1,007,330	$1,063,475	$1,041,494
11/16	$1,052,903	$1,111,068	$1,100,979
12/16	$1,088,994	$1,132,748	$1,128,495
1/17	$1,096,215	$1,154,069	$1,136,534
2/17	$1,132,336	$1,196,991	$1,177,374
3/17	$1,118,506	$1,197,805	$1,165,381
4/17	$1,118,509	$1,210,501	$1,163,194
5/17	$1,115,491	$1,222,890	$1,162,053
6/17	$1,135,541	$1,233,926	$1,181,050
7/17	$1,143,431	$1,257,191	$1,196,747
8/17	$1,131,291	$1,259,613	$1,182,807
9/17	$1,173,927	$1,290,333	$1,217,839
10/17	$1,184,273	$1,318,490	$1,226,681
11/17	$1,228,116	$1,358,527	$1,264,244
12/17	$1,253,366	$1,372,105	$1,282,698
1/18	$1,299,420	$1,444,429	$1,332,290
2/18	$1,238,644	$1,391,188	$1,268,671
3/18	$1,225,818	$1,363,261	$1,246,354
4/18	$1,245,071	$1,368,443	$1,250,469
5/18	$1,246,998	$1,407,074	$1,257,892
6/18	$1,256,723	$1,416,276	$1,261,007
7/18	$1,321,814	$1,463,277	$1,310,917
8/18	$1,349,550	$1,514,664	$1,330,292
9/18	$1,355,616	$1,517,171	$1,332,931
10/18	$1,269,588	$1,405,458	$1,263,910
11/18	$1,296,317	$1,433,607	$1,301,644
12/18	$1,171,045	$1,300,182	$1,176,654
1/19	$1,262,212	$1,411,782	$1,268,238
2/19	$1,307,442	$1,461,433	$1,308,760
3/19	$1,320,275	$1,482,773	$1,317,081
4/19	$1,394,779	$1,541,983	$1,363,799
5/19	$1,304,686	$1,442,198	$1,276,111
6/19	$1,397,161	$1,543,493	$1,367,716
7/19	$1,416,377	$1,566,437	$1,379,053
8/19	$1,381,497	$1,534,505	$1,338,502
9/19	$1,417,945	$1,561,437	$1,386,256
10/19	$1,431,518	$1,595,050	$1,405,633
11/19	$1,484,401	$1,655,680	$1,449,090
12/19	$1,523,595	$1,703,486	$1,488,953
1/20	$1,497,568	$1,701,625	$1,456,921
2/20	$1,347,165	$1,562,308	$1,315,824
3/20	$1,121,070	$1,347,463	$1,090,957
4/20	$1,248,137	$1,525,921	$1,213,604
5/20	$1,290,968	$1,607,525	$1,255,192
6/20	$1,278,275	$1,644,276	$1,246,861
7/20	$1,332,944	$1,737,643	$1,296,153
8/20	$1,385,453	$1,863,526	$1,349,749
9/20	$1,349,481	$1,795,673	$1,316,595
10/20	$1,336,950	$1,756,917	$1,299,291
11/20	$1,511,714	$1,970,651	$1,474,064
12/20	$1,562,029	$2,059,307	$1,530,579
1/21	$1,540,555	$2,050,147	$1,516,562
2/21	$1,639,805	$2,114,229	$1,608,212
3/21	$1,734,972	$2,190,009	$1,702,846
4/21	$1,805,578	$2,302,902	$1,770,945
5/21	$1,837,517	$2,313,415	$1,812,287
6/21	$1,814,798	$2,370,461	$1,791,533
7/21	$1,825,243	$2,410,547	$1,805,852
8/21	$1,855,800	$2,479,291	$1,841,664
9/21	$1,794,217	$2,368,050	$1,777,560
10/21	$1,894,394	$2,528,189	$1,867,820
11/21	$1,817,393	$2,489,706	$1,801,998
12/21	$1,946,916	$2,587,747	$1,915,679
1/22	$1,940,527	$2,435,494	$1,871,055
2/22	$1,943,722	$2,374,146	$1,849,343
3/22	$1,989,878	$2,451,154	$1,901,548
4/22	$1,874,522	$2,231,182	$1,794,294
5/22	$1,916,178	$2,228,191	$1,829,174
6/22	$1,767,715	$2,041,783	$1,669,356
7/22	$1,878,599	$2,233,339	$1,780,055
8/22	$1,832,800	$2,149,993	$1,727,017
9/22	$1,700,770	$1,950,626	$1,575,580
10/22	$1,889,386	$2,110,589	$1,737,125
11/22	$1,984,500	$2,220,753	$1,845,680
12/22	$1,897,044	$2,090,721	$1,771,278
1/23	$1,981,301	$2,234,714	$1,863,066
2/23	$1,917,065	$2,182,483	$1,797,376
3/23	$1,874,903	$2,240,841	$1,789,099
4/23	$1,918,428	$2,264,715	$1,816,055
5/23	$1,847,282	$2,273,527	$1,746,014
6/23	$1,945,715	$2,428,776	$1,861,996
7/23	$2,022,133	$2,515,839	$1,927,473
8/23	$1,960,830	$2,467,274	$1,875,438
9/23	$1,886,118	$2,349,748	$1,803,066
10/23	$1,806,933	$2,287,459	$1,739,450
11/23	$1,929,080	$2,500,760	$1,870,692
12/23	$2,052,518	$2,633,405	$1,974,314
1/24	$2,018,899	$2,662,591	$1,976,358
2/24	$2,110,275	$2,806,718	$2,049,266
3/24	$2,215,011	$2,897,256	$2,151,718
4/24	$2,169,207	$2,769,771	$2,059,806
5/24	$2,227,110	$2,900,635	$2,125,102
6/24	$2,196,240	$2,990,431	$2,105,112
7/24	$2,276,071	$3,046,020	$2,212,729
8/24	$2,301,236	$3,112,328	$2,272,086
9/24	$2,338,734	$3,176,709	$2,303,622
10/24	$2,308,270	$3,153,381	$2,278,269
11/24	$2,457,977	$3,363,157	$2,423,756
12/24	$2,294,595	$3,260,361	$2,257,990

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.79%	8.52%	8.65%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 1000® Value Index	14.37%	8.67%	8.48%

AssetsNet	$ 1,449,359,065
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,249,241
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,449,359,065
# of Portfolio Holdings	66
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$9,249,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Materials	4.1%
Communication Services	4.7%
Real Estate	5.1%
Consumer Discretionary	5.2%
Utilities	5.8%
Energy	6.7%
Consumer Staples	6.9%
Information Technology	7.1%
Industrials	16.0%
Health Care	18.7%
Financials	18.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
AbbVie, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R
Trading Symbol	ERSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ An overweight position in agricultural chemical firm FMC Corp. declined in value due to excess inventory and struggles in its Asian and South American markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, particularly among automotive and industrial customers

↓ Among sectors, stock selections in consumer staples and energy, along with stock selections and an underweight position in financials, hurt relative returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ Not owning Index position and chipmaker Intel Corp. aided returns as its price declined over concerns about increasing competition in sales for AI applications

↑ Among sectors, stock selections in health care and communication services, and an overweight position in utilities contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Value Index
12/14	$10,000	$10,000	$10,000
1/15	$9,770	$9,722	$9,600
2/15	$10,219	$10,285	$10,065
3/15	$10,119	$10,180	$9,928
4/15	$10,216	$10,226	$10,021
5/15	$10,335	$10,368	$10,141
6/15	$10,050	$10,194	$9,939
7/15	$10,186	$10,365	$9,982
8/15	$9,581	$9,739	$9,388
9/15	$9,263	$9,455	$9,104
10/15	$9,969	$10,202	$9,791
11/15	$10,045	$10,258	$9,829
12/15	$9,867	$10,048	$9,617
1/16	$9,393	$9,481	$9,120
2/16	$9,280	$9,478	$9,118
3/16	$9,833	$10,145	$9,775
4/16	$9,898	$10,208	$9,980
5/16	$10,011	$10,391	$10,135
6/16	$9,999	$10,412	$10,223
7/16	$10,267	$10,825	$10,520
8/16	$10,273	$10,853	$10,601
9/16	$10,171	$10,870	$10,579
10/16	$9,980	$10,635	$10,415
11/16	$10,428	$11,111	$11,010
12/16	$10,780	$11,327	$11,285
1/17	$10,846	$11,541	$11,365
2/17	$11,200	$11,970	$11,774
3/17	$11,061	$11,978	$11,654
4/17	$11,055	$12,105	$11,632
5/17	$11,013	$12,229	$11,621
6/17	$11,210	$12,339	$11,811
7/17	$11,282	$12,572	$11,967
8/17	$11,162	$12,596	$11,828
9/17	$11,577	$12,903	$12,178
10/17	$11,673	$13,185	$12,267
11/17	$12,096	$13,585	$12,642
12/17	$12,343	$13,721	$12,827
1/18	$12,787	$14,444	$13,323
2/18	$12,190	$13,912	$12,687
3/18	$12,055	$13,633	$12,464
4/18	$12,246	$13,684	$12,505
5/18	$12,252	$14,071	$12,579
6/18	$12,345	$14,163	$12,610
7/18	$12,982	$14,633	$13,109
8/18	$13,250	$15,147	$13,303
9/18	$13,300	$15,172	$13,329
10/18	$12,450	$14,055	$12,639
11/18	$12,707	$14,336	$13,016
12/18	$11,474	$13,002	$11,767
1/19	$12,367	$14,118	$12,682
2/19	$12,800	$14,614	$13,088
3/19	$12,924	$14,828	$13,171
4/19	$13,644	$15,420	$13,638
5/19	$12,756	$14,422	$12,761
6/19	$13,658	$15,435	$13,677
7/19	$13,840	$15,664	$13,791
8/19	$13,497	$15,345	$13,385
9/19	$13,845	$15,614	$13,863
10/19	$13,971	$15,951	$14,056
11/19	$14,484	$16,557	$14,491
12/19	$14,857	$17,035	$14,890
1/20	$14,594	$17,016	$14,569
2/20	$13,124	$15,623	$13,158
3/20	$10,917	$13,475	$10,910
4/20	$12,156	$15,259	$12,136
5/20	$12,562	$16,075	$12,552
6/20	$12,431	$16,443	$12,469
7/20	$12,966	$17,376	$12,962
8/20	$13,466	$18,635	$13,497
9/20	$13,104	$17,957	$13,166
10/20	$12,982	$17,569	$12,993
11/20	$14,677	$19,707	$14,741
12/20	$15,159	$20,593	$15,306
1/21	$14,934	$20,501	$15,166
2/21	$15,897	$21,142	$16,082
3/21	$16,807	$21,900	$17,028
4/21	$17,489	$23,029	$17,709
5/21	$17,787	$23,134	$18,123
6/21	$17,557	$23,705	$17,915
7/21	$17,652	$24,105	$18,059
8/21	$17,942	$24,793	$18,417
9/21	$17,341	$23,681	$17,776
10/21	$18,302	$25,282	$18,678
11/21	$17,552	$24,897	$18,020
12/21	$18,797	$25,877	$19,157
1/22	$18,719	$24,355	$18,711
2/22	$18,750	$23,741	$18,493
3/22	$19,183	$24,512	$19,015
4/22	$18,070	$22,312	$17,943
5/22	$18,459	$22,282	$18,292
6/22	$17,017	$20,418	$16,694
7/22	$18,078	$22,333	$17,801
8/22	$17,633	$21,500	$17,270
9/22	$16,355	$19,506	$15,756
10/22	$18,160	$21,106	$17,371
11/22	$19,074	$22,208	$18,457
12/22	$18,226	$20,907	$17,713
1/23	$19,017	$22,347	$18,631
2/23	$18,403	$21,825	$17,974
3/23	$17,988	$22,408	$17,891
4/23	$18,393	$22,647	$18,161
5/23	$17,704	$22,735	$17,460
6/23	$18,641	$24,288	$18,620
7/23	$19,371	$25,158	$19,275
8/23	$18,779	$24,673	$18,754
9/23	$18,050	$23,497	$18,031
10/23	$17,286	$22,875	$17,395
11/23	$18,440	$25,008	$18,707
12/23	$19,622	$26,334	$19,743
1/24	$19,290	$26,626	$19,764
2/24	$20,154	$28,067	$20,493
3/24	$21,146	$28,973	$21,517
4/24	$20,697	$27,698	$20,598
5/24	$21,246	$29,006	$21,251
6/24	$20,939	$29,904	$21,051
7/24	$21,690	$30,460	$22,127
8/24	$21,923	$31,123	$22,721
9/24	$22,272	$31,767	$23,036
10/24	$21,971	$31,534	$22,783
11/24	$23,392	$33,632	$24,238
12/24	$21,820	$32,604	$22,580

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	11.20%	7.98%	8.11%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 1000® Value Index	14.37%	8.67%	8.48%

AssetsNet	$ 1,449,359,065
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,249,241
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,449,359,065
# of Portfolio Holdings	66
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$9,249,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Materials	4.1%
Communication Services	4.7%
Real Estate	5.1%
Consumer Discretionary	5.2%
Utilities	5.8%
Energy	6.7%
Consumer Staples	6.9%
Information Technology	7.1%
Industrials	16.0%
Health Care	18.7%
Financials	18.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
AbbVie, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	ERLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ An overweight position in agricultural chemical firm FMC Corp. declined in value due to excess inventory and struggles in its Asian and South American markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, particularly among automotive and industrial customers

↓ Among sectors, stock selections in consumer staples and energy, along with stock selections and an underweight position in financials, hurt relative returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ Not owning Index position and chipmaker Intel Corp. aided returns as its price declined over concerns about increasing competition in sales for AI applications

↑ Among sectors, stock selections in health care and communication services, and an overweight position in utilities contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
12/14	$5,000,000	$5,000,000	$5,000,000
1/15	$4,885,699	$4,860,842	$4,800,133
2/15	$5,114,301	$5,142,290	$5,032,408
3/15	$5,065,072	$5,090,013	$4,963,904
4/15	$5,115,867	$5,113,037	$5,010,313
5/15	$5,177,629	$5,183,757	$5,070,525
6/15	$5,038,109	$5,097,030	$4,969,282
7/15	$5,108,721	$5,182,280	$4,991,070
8/15	$4,807,045	$4,869,429	$4,693,819
9/15	$4,650,884	$4,727,534	$4,552,113
10/15	$5,008,396	$5,100,940	$4,895,583
11/15	$5,049,345	$5,129,217	$4,914,320
12/15	$4,960,413	$5,023,938	$4,808,634
1/16	$4,726,609	$4,740,461	$4,560,160
2/16	$4,670,345	$4,738,934	$4,559,008
3/16	$4,950,047	$5,072,584	$4,887,417
4/16	$4,985,718	$5,104,021	$4,990,084
5/16	$5,045,153	$5,195,334	$5,067,590
6/16	$5,043,566	$5,206,017	$5,111,412
7/16	$5,177,974	$5,412,628	$5,259,824
8/16	$5,183,934	$5,426,434	$5,300,380
9/16	$5,137,925	$5,434,965	$5,289,333
10/16	$5,044,935	$5,317,376	$5,207,471
11/16	$5,272,884	$5,555,340	$5,504,893
12/16	$5,451,678	$5,663,742	$5,642,473
1/17	$5,490,871	$5,770,345	$5,682,671
2/17	$5,668,617	$5,984,953	$5,886,871
3/17	$5,603,646	$5,989,025	$5,826,903
4/17	$5,600,669	$6,052,507	$5,815,968
5/17	$5,585,582	$6,114,448	$5,810,267
6/17	$5,687,136	$6,169,628	$5,905,250
7/17	$5,726,579	$6,285,956	$5,983,733
8/17	$5,668,859	$6,298,067	$5,914,033
9/17	$5,883,906	$6,451,663	$6,089,193
10/17	$5,935,679	$6,592,452	$6,133,404
11/17	$6,152,123	$6,792,633	$6,321,218
12/17	$6,283,094	$6,860,525	$6,413,491
1/18	$6,510,530	$7,222,147	$6,661,448
2/18	$6,209,405	$6,955,941	$6,343,357
3/18	$6,143,105	$6,816,307	$6,231,770
4/18	$6,242,808	$6,842,214	$6,252,343
5/18	$6,249,260	$7,035,372	$6,289,458
6/18	$6,299,399	$7,081,382	$6,305,034
7/18	$6,628,767	$7,316,384	$6,554,583
8/18	$6,767,759	$7,573,319	$6,651,462
9/18	$6,795,952	$7,585,855	$6,664,653
10/18	$6,364,902	$7,027,288	$6,319,549
11/18	$6,498,750	$7,168,035	$6,508,221
12/18	$5,872,228	$6,500,910	$5,883,268
1/19	$6,329,153	$7,058,910	$6,341,189
2/19	$6,555,861	$7,307,165	$6,543,800
3/19	$6,624,518	$7,413,863	$6,585,403
4/19	$6,994,342	$7,709,913	$6,818,996
5/19	$6,542,770	$7,210,990	$6,380,554
6/19	$7,007,648	$7,717,466	$6,838,579
7/19	$7,107,543	$7,832,186	$6,895,263
8/19	$6,932,619	$7,672,525	$6,692,508
9/19	$7,113,052	$7,807,184	$6,931,280
10/19	$7,184,743	$7,975,248	$7,028,164
11/19	$7,449,869	$8,278,402	$7,245,449
12/19	$7,644,080	$8,517,431	$7,444,766
1/20	$7,513,484	$8,508,127	$7,284,604
2/20	$6,759,298	$7,811,539	$6,579,118
3/20	$5,626,437	$6,737,313	$5,454,783
4/20	$6,267,385	$7,629,604	$6,068,019
5/20	$6,478,632	$8,037,624	$6,275,961
6/20	$6,416,318	$8,221,379	$6,234,303
7/20	$6,694,169	$8,688,216	$6,480,767
8/20	$6,957,544	$9,317,629	$6,748,746
9/20	$6,774,740	$8,978,365	$6,582,975
10/20	$6,711,844	$8,784,583	$6,496,457
11/20	$7,592,479	$9,853,255	$7,370,322
12/20	$7,846,051	$10,296,534	$7,652,896
1/21	$7,734,563	$10,250,735	$7,582,810
2/21	$8,236,355	$10,571,145	$8,041,061
3/21	$8,711,352	$10,950,045	$8,514,229
4/21	$9,069,306	$11,514,512	$8,854,725
5/21	$9,229,565	$11,567,075	$9,061,433
6/21	$9,113,124	$11,852,306	$8,957,665
7/21	$9,165,520	$12,052,736	$9,029,258
8/21	$9,322,643	$12,396,454	$9,208,321
9/21	$9,014,844	$11,840,251	$8,887,798
10/21	$9,517,754	$12,640,942	$9,339,098
11/21	$9,131,189	$12,448,531	$9,009,988
12/21	$9,783,182	$12,938,737	$9,578,394
1/22	$9,751,106	$12,177,472	$9,355,276
2/22	$9,767,144	$11,870,730	$9,246,714
3/22	$10,000,219	$12,255,772	$9,507,741
4/22	$9,420,962	$11,155,911	$8,971,468
5/22	$9,630,138	$11,140,954	$9,145,870
6/22	$8,881,891	$10,208,916	$8,346,778
7/22	$9,438,775	$11,166,696	$8,900,275
8/22	$9,212,793	$10,749,963	$8,635,086
9/22	$8,550,945	$9,753,128	$7,877,901
10/22	$9,498,351	$10,552,943	$8,685,623
11/22	$9,980,152	$11,103,767	$9,228,402
12/22	$9,538,186	$10,453,603	$8,856,389
1/23	$9,957,262	$11,173,571	$9,315,330
2/23	$9,638,764	$10,912,414	$8,986,882
3/23	$9,424,245	$11,204,203	$8,945,495
4/23	$9,642,924	$11,323,577	$9,080,276
5/23	$9,289,673	$11,367,634	$8,730,069
6/23	$9,786,007	$12,143,878	$9,309,982
7/23	$10,170,020	$12,579,197	$9,637,367
8/23	$9,861,965	$12,336,371	$9,377,192
9/23	$9,487,954	$11,748,738	$9,015,331
10/23	$9,089,976	$11,437,294	$8,697,251
11/23	$9,699,644	$12,503,802	$9,353,458
12/23	$10,325,939	$13,167,027	$9,871,571
1/24	$10,156,945	$13,312,954	$9,881,791
2/24	$10,616,261	$14,033,591	$10,246,328
3/24	$11,145,050	$14,486,278	$10,758,591
4/24	$10,914,763	$13,848,857	$10,299,032
5/24	$11,205,881	$14,503,174	$10,625,511
6/24	$11,052,514	$14,952,155	$10,525,562
7/24	$11,453,948	$15,230,100	$11,063,646
8/24	$11,580,487	$15,561,640	$11,360,429
9/24	$11,770,095	$15,883,546	$11,518,111
10/24	$11,616,895	$15,766,903	$11,391,344
11/24	$12,374,138	$16,815,783	$12,118,781
12/24	$11,550,335	$16,301,804	$11,289,948

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.85%	8.60%	8.73%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 1000® Value Index	14.37%	8.67%	8.48%

AssetsNet	$ 1,449,359,065
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,249,241
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,449,359,065
# of Portfolio Holdings	66
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$9,249,241

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Materials	4.1%
Communication Services	4.7%
Real Estate	5.1%
Consumer Discretionary	5.2%
Utilities	5.8%
Energy	6.7%
Consumer Staples	6.9%
Information Technology	7.1%
Industrials	16.0%
Health Care	18.7%
Financials	18.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
Walt Disney Co.	2.8%
American International Group, Inc.	2.6%
Cisco Systems, Inc.	2.6%
Bank of America Corp.	2.5%
Emerson Electric Co.	2.5%
Reinsurance Group of America, Inc.	2.5%
AbbVie, Inc.	2.4%
UnitedHealth Group, Inc.	2.4%
Total	26.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014231
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class A
Trading Symbol	ETEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.21%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index): ↑ Sector allocations ― especially an underweight exposure to the health care sector and a lack of exposure to energy ― contributed to Index-relative performance ↑ Security selections ― particularly in the consumer discretionary and financials sectors ― contributed to returns relative to the Index during the period ↑ The Fund’s allocation to Dorman Products, Inc., a maker of aftermarket auto parts, helped returns as the company posted strong revenue and earnings growth ↑ An overweight exposure to industrial products maker CSW Industries, Inc. aided returns amid strategic business acquisitions, sales growth, and price increases ↓ The Fund’s security selections in the information technology and health care sectors detracted from performance relative to the Index during the period ↓ The Fund’s underweight exposure to the information technology sector detracted from performance relative to the Index during the period ↓ An overweight exposure to Quaker Chemical Corp., a developer of industrial chemical products, hurt returns as soft demand led to declines in sales and prices ↓ Not owning Super Micro Computer Inc., a maker of computer servers and data storage, hurt returns as the company benefited from the artificial intelligence boom

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,240	$9,722	$9,678
2/15	$9,877	$10,285	$10,253
3/15	$10,155	$10,180	$10,432
4/15	$9,778	$10,226	$10,165
5/15	$10,163	$10,368	$10,398
6/15	$10,217	$10,194	$10,475
7/15	$10,136	$10,365	$10,354
8/15	$9,725	$9,739	$9,703
9/15	$9,281	$9,455	$9,227
10/15	$9,570	$10,202	$9,747
11/15	$9,712	$10,258	$10,064
12/15	$9,211	$10,048	$9,559
1/16	$8,638	$9,481	$8,718
2/16	$8,675	$9,478	$8,718
3/16	$9,332	$10,145	$9,413
4/16	$9,325	$10,208	$9,561
5/16	$9,672	$10,391	$9,777
6/16	$9,545	$10,412	$9,770
7/16	$9,880	$10,825	$10,354
8/16	$10,005	$10,853	$10,537
9/16	$9,982	$10,870	$10,654
10/16	$9,841	$10,635	$10,148
11/16	$10,700	$11,111	$11,279
12/16	$10,991	$11,327	$11,595
1/17	$11,008	$11,541	$11,641
2/17	$11,293	$11,970	$11,866
3/17	$11,370	$11,978	$11,881
4/17	$11,388	$12,105	$12,012
5/17	$11,310	$12,229	$11,767
6/17	$11,595	$12,339	$12,174
7/17	$11,668	$12,572	$12,264
8/17	$11,535	$12,596	$12,108
9/17	$12,067	$12,903	$12,864
10/17	$12,191	$13,185	$12,974
11/17	$12,607	$13,585	$13,348
12/17	$12,629	$13,721	$13,294
1/18	$13,023	$14,444	$13,641
2/18	$12,591	$13,912	$13,113
3/18	$12,716	$13,633	$13,283
4/18	$12,773	$13,684	$13,397
5/18	$13,513	$14,071	$14,211
6/18	$13,619	$14,163	$14,312
7/18	$13,830	$14,633	$14,562
8/18	$14,368	$15,147	$15,190
9/18	$14,310	$15,172	$14,824
10/18	$12,946	$14,055	$13,214
11/18	$13,273	$14,336	$13,424
12/18	$11,895	$13,002	$11,830
1/19	$13,063	$14,118	$13,160
2/19	$13,803	$14,614	$13,845
3/19	$13,653	$14,828	$13,555
4/19	$14,264	$15,420	$14,015
5/19	$13,663	$14,422	$12,925
6/19	$14,628	$15,435	$13,839
7/19	$14,885	$15,664	$13,918
8/19	$14,472	$15,345	$13,231
9/19	$14,527	$15,614	$13,507
10/19	$14,538	$15,951	$13,862
11/19	$15,041	$16,557	$14,433
12/19	$15,171	$17,035	$14,849
1/20	$14,941	$17,016	$14,373
2/20	$13,756	$15,623	$13,163
3/20	$11,444	$13,475	$10,303
4/20	$12,583	$15,259	$11,718
5/20	$13,296	$16,075	$12,481
6/20	$13,388	$16,443	$12,922
7/20	$13,975	$17,376	$13,280
8/20	$14,478	$18,635	$14,028
9/20	$13,769	$17,957	$13,559
10/20	$14,141	$17,569	$13,843
11/20	$15,826	$19,707	$16,395
12/20	$17,102	$20,593	$17,813
1/21	$17,137	$20,501	$18,709
2/21	$18,196	$21,142	$19,876
3/21	$18,767	$21,900	$20,075
4/21	$19,407	$23,029	$20,497
5/21	$19,477	$23,134	$20,539
6/21	$19,442	$23,705	$20,937
7/21	$19,431	$24,105	$20,181
8/21	$19,722	$24,793	$20,632
9/21	$19,198	$23,681	$20,024
10/21	$20,176	$25,282	$20,876
11/21	$19,431	$24,897	$20,006
12/21	$20,725	$25,877	$20,453
1/22	$19,156	$24,355	$18,484
2/22	$19,794	$23,741	$18,681
3/22	$19,622	$24,512	$18,914
4/22	$18,319	$22,312	$17,039
5/22	$17,880	$22,282	$17,065
6/22	$16,883	$20,418	$15,661
7/22	$18,385	$22,333	$17,296
8/22	$17,335	$21,500	$16,942
9/22	$15,953	$19,506	$15,319
10/22	$17,734	$21,106	$17,005
11/22	$18,399	$22,208	$17,402
12/22	$17,506	$20,907	$16,273
1/23	$19,137	$22,347	$17,859
2/23	$19,164	$21,825	$17,557
3/23	$18,643	$22,408	$16,718
4/23	$18,534	$22,647	$16,418
5/23	$17,862	$22,735	$16,266
6/23	$19,041	$24,288	$17,589
7/23	$19,534	$25,158	$18,664
8/23	$18,808	$24,673	$17,731
9/23	$17,478	$23,497	$16,687
10/23	$16,436	$22,875	$15,549
11/23	$17,848	$25,008	$16,956
12/23	$19,480	$26,334	$19,028
1/24	$19,025	$26,626	$18,288
2/24	$20,074	$28,067	$19,322
3/24	$20,902	$28,973	$20,013
4/24	$19,577	$27,698	$18,605
5/24	$20,143	$29,006	$19,538
6/24	$19,908	$29,904	$19,357
7/24	$21,247	$30,460	$21,324
8/24	$21,551	$31,123	$21,006
9/24	$21,758	$31,767	$21,152
10/24	$21,220	$31,534	$20,847
11/24	$23,470	$33,632	$23,134
12/24	$21,803	$32,604	$21,223

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	11.93%	7.52%	8.68%
Class A with 5.25% Maximum Sales Charge	6.07%	6.36%	8.10%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2000® Index	11.54%	7.40%	7.81%

AssetsNet	$ 170,636,608
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 980,604
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,636,608
# of Portfolio Holdings	71
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$980,604

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	2.1%
Utilities	2.2%
Consumer Staples	3.7%
Materials	5.1%
Real Estate	6.6%
Health Care	8.7%
Information Technology	9.1%
Consumer Discretionary	14.1%
Financials	23.9%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.9%
Wyndham Hotels & Resorts, Inc.	2.8%
CBIZ, Inc.	2.8%
AptarGroup, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.7%
Dorman Products, Inc.	2.5%
Community Financial System, Inc.	2.5%
Core & Main, Inc., Class A	2.4%
Stifel Financial Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
Total	25.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014233
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class C
Trading Symbol	ECSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index): ↓ The Fund’s security selections in the information technology and health care sectors detracted from performance relative to the Index during the period ↓ The Fund’s underweight exposure to the information technology sector detracted from performance relative to the Index during the period ↓ An overweight exposure to Quaker Chemical Corp., a developer of industrial chemical products, hurt returns as soft demand led to declines in sales and prices ↓ Not owning Super Micro Computer Inc., a maker of computer servers and data storage, hurt returns as the company benefited from the artificial intelligence boom ↑ Sector allocations ― especially an underweight exposure to the health care sector and a lack of exposure to energy ― contributed to Index-relative performance ↑ Security selections ― particularly in the consumer discretionary and financials sectors ― contributed to returns relative to the Index during the period ↑ The Fund’s allocation to Dorman Products, Inc., a maker of aftermarket auto parts, helped returns as the company posted strong revenue and earnings growth ↑ An overweight exposure to industrial products maker CSW Industries, Inc. aided returns amid strategic business acquisitions, sales growth, and price increases

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,744	$9,722	$9,678
2/15	$10,406	$10,285	$10,253
3/15	$10,698	$10,180	$10,432
4/15	$10,292	$10,226	$10,165
5/15	$10,692	$10,368	$10,398
6/15	$10,739	$10,194	$10,475
7/15	$10,645	$10,365	$10,354
8/15	$10,215	$9,739	$9,703
9/15	$9,738	$9,455	$9,227
10/15	$10,035	$10,202	$9,747
11/15	$10,176	$10,258	$10,064
12/15	$9,641	$10,048	$9,559
1/16	$9,045	$9,481	$8,718
2/16	$9,081	$9,478	$8,718
3/16	$9,756	$10,145	$9,413
4/16	$9,739	$10,208	$9,561
5/16	$10,103	$10,391	$9,777
6/16	$9,962	$10,412	$9,770
7/16	$10,303	$10,825	$10,354
8/16	$10,423	$10,853	$10,537
9/16	$10,396	$10,870	$10,654
10/16	$10,239	$10,635	$10,148
11/16	$11,124	$11,111	$11,279
12/16	$11,421	$11,327	$11,595
1/17	$11,432	$11,541	$11,641
2/17	$11,732	$11,970	$11,866
3/17	$11,794	$11,978	$11,881
4/17	$11,804	$12,105	$12,012
5/17	$11,721	$12,229	$11,767
6/17	$12,001	$12,339	$12,174
7/17	$12,078	$12,572	$12,264
8/17	$11,929	$12,596	$12,108
9/17	$12,473	$12,903	$12,864
10/17	$12,601	$13,185	$12,974
11/17	$13,017	$13,585	$13,348
12/17	$13,032	$13,721	$13,294
1/18	$13,431	$14,444	$13,641
2/18	$12,974	$13,912	$13,113
3/18	$13,091	$13,633	$13,283
4/18	$13,138	$13,684	$13,397
5/18	$13,901	$14,071	$14,211
6/18	$13,994	$14,163	$14,312
7/18	$14,206	$14,633	$14,562
8/18	$14,745	$15,147	$15,190
9/18	$14,686	$15,172	$14,824
10/18	$13,279	$14,055	$13,214
11/18	$13,595	$14,336	$13,424
12/18	$12,182	$13,002	$11,830
1/19	$13,374	$14,118	$13,160
2/19	$14,123	$14,614	$13,845
3/19	$13,963	$14,828	$13,555
4/19	$14,565	$15,420	$14,015
5/19	$13,949	$14,422	$12,925
6/19	$14,927	$15,435	$13,839
7/19	$15,181	$15,664	$13,918
8/19	$14,745	$15,345	$13,231
9/19	$14,800	$15,614	$13,507
10/19	$14,786	$15,951	$13,862
11/19	$15,309	$16,557	$14,433
12/19	$15,416	$17,035	$14,849
1/20	$15,168	$17,016	$14,373
2/20	$13,955	$15,623	$13,163
3/20	$11,602	$13,475	$10,303
4/20	$12,757	$15,259	$11,718
5/20	$13,473	$16,075	$12,481
6/20	$13,546	$16,443	$12,922
7/20	$14,145	$17,376	$13,280
8/20	$14,638	$18,635	$14,028
9/20	$13,913	$17,957	$13,559
10/20	$14,283	$17,569	$13,843
11/20	$15,970	$19,707	$16,395
12/20	$17,255	$20,593	$17,813
1/21	$17,270	$20,501	$18,709
2/21	$18,338	$21,142	$19,876
3/21	$18,902	$21,900	$20,075
4/21	$19,525	$23,029	$20,497
5/21	$19,599	$23,134	$20,539
6/21	$19,540	$23,705	$20,937
7/21	$19,510	$24,105	$20,181
8/21	$19,792	$24,793	$20,632
9/21	$19,258	$23,681	$20,024
10/21	$20,222	$25,282	$20,876
11/21	$19,466	$24,897	$20,006
12/21	$20,749	$25,877	$20,453
1/22	$19,159	$24,355	$18,484
2/22	$19,788	$23,741	$18,681
3/22	$19,614	$24,512	$18,914
4/22	$18,286	$22,312	$17,039
5/22	$17,850	$22,282	$17,065
6/22	$16,837	$20,418	$15,661
7/22	$18,339	$22,333	$17,296
8/22	$17,273	$21,500	$16,942
9/22	$15,876	$19,506	$15,319
10/22	$17,640	$21,106	$17,005
11/22	$18,286	$22,208	$17,402
12/22	$17,393	$20,907	$16,273
1/23	$19,004	$22,347	$17,859
2/23	$19,022	$21,825	$17,557
3/23	$18,497	$22,408	$16,718
4/23	$18,370	$22,647	$16,418
5/23	$17,701	$22,735	$16,266
6/23	$18,859	$24,288	$17,589
7/23	$19,330	$25,158	$18,664
8/23	$18,587	$24,673	$17,731
9/23	$17,284	$23,497	$16,687
10/23	$16,235	$22,875	$15,549
11/23	$17,610	$25,008	$16,956
12/23	$19,212	$26,334	$19,028
1/24	$18,756	$26,626	$18,288
2/24	$19,778	$28,067	$19,322
3/24	$20,580	$28,973	$20,013
4/24	$19,267	$27,698	$18,605
5/24	$19,814	$29,006	$19,538
6/24	$19,559	$29,904	$19,357
7/24	$20,872	$30,460	$21,324
8/24	$21,164	$31,123	$21,006
9/24	$21,347	$31,767	$21,152
10/24	$20,799	$31,534	$20,847
11/24	$23,007	$33,632	$23,134
12/24	$21,665	$32,604	$21,223

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	11.06%	6.71%	8.03%
Class C, with 1% Maximum Deferred Sales Charge and conversion to Class A after 8 years	10.06%	6.71%	8.03%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2000® Index	11.54%	7.40%	7.81%

AssetsNet	$ 170,636,608
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 980,604
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,636,608
# of Portfolio Holdings	71
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$980,604

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	2.1%
Utilities	2.2%
Consumer Staples	3.7%
Materials	5.1%
Real Estate	6.6%
Health Care	8.7%
Information Technology	9.1%
Consumer Discretionary	14.1%
Financials	23.9%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.9%
Wyndham Hotels & Resorts, Inc.	2.8%
CBIZ, Inc.	2.8%
AptarGroup, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.7%
Dorman Products, Inc.	2.5%
Community Financial System, Inc.	2.5%
Core & Main, Inc., Class A	2.4%
Stifel Financial Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
Total	25.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000070580
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class I
Trading Symbol	EISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index): ↑ Sector allocations ― especially an underweight exposure to the health care sector and a lack of exposure to energy ― contributed to Index-relative performance ↑ Security selections ― particularly in the consumer discretionary and financials sectors ― contributed to returns relative to the Index during the period ↑ The Fund’s allocation to Dorman Products, Inc., a maker of aftermarket auto parts, helped returns as the company posted strong revenue and earnings growth ↑ An overweight exposure to industrial products maker CSW Industries, Inc. aided returns amid strategic business acquisitions, sales growth, and price increases ↓ The Fund’s security selections in the information technology and health care sectors detracted from performance relative to the Index during the period ↓ The Fund’s underweight exposure to the information technology sector detracted from performance relative to the Index during the period ↓ An overweight exposure to Quaker Chemical Corp., a developer of industrial chemical products, hurt returns as soft demand led to declines in sales and prices ↓ Not owning Super Micro Computer Inc., a maker of computer servers and data storage, hurt returns as the company benefited from the artificial intelligence boom

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
12/14	$1,000,000	$1,000,000	$1,000,000
1/15	$975,293	$972,168	$967,834
2/15	$1,042,619	$1,028,458	$1,025,291
3/15	$1,072,267	$1,018,003	$1,043,153
4/15	$1,033,360	$1,022,607	$1,016,549
5/15	$1,074,271	$1,036,751	$1,039,757
6/15	$1,079,620	$1,019,406	$1,047,543
7/15	$1,070,914	$1,036,456	$1,035,369
8/15	$1,028,747	$973,886	$970,306
9/15	$981,228	$945,507	$922,699
10/15	$1,012,689	$1,020,188	$974,684
11/15	$1,027,416	$1,025,843	$1,006,390
12/15	$974,312	$1,004,788	$955,859
1/16	$914,726	$948,092	$871,806
2/16	$918,448	$947,787	$871,767
3/16	$988,468	$1,014,517	$941,344
4/16	$987,723	$1,020,804	$956,118
5/16	$1,024,971	$1,039,067	$977,655
6/16	$1,011,659	$1,041,203	$977,038
7/16	$1,046,992	$1,082,526	$1,035,374
8/16	$1,060,825	$1,085,287	$1,053,684
9/16	$1,057,748	$1,086,993	$1,065,420
10/16	$1,043,158	$1,063,475	$1,014,770
11/16	$1,134,574	$1,111,068	$1,127,929
12/16	$1,166,303	$1,132,748	$1,159,533
1/17	$1,167,983	$1,154,069	$1,164,107
2/17	$1,199,162	$1,196,991	$1,186,573
3/17	$1,206,745	$1,197,805	$1,188,126
4/17	$1,209,266	$1,210,501	$1,201,155
5/17	$1,200,832	$1,222,890	$1,176,719
6/17	$1,231,161	$1,233,926	$1,217,396
7/17	$1,240,038	$1,257,191	$1,226,441
8/17	$1,225,360	$1,259,613	$1,210,838
9/17	$1,282,351	$1,290,333	$1,286,405
10/17	$1,296,166	$1,318,490	$1,297,371
11/17	$1,340,201	$1,358,527	$1,334,760
12/17	$1,343,200	$1,372,105	$1,329,373
1/18	$1,385,027	$1,444,429	$1,364,115
2/18	$1,339,477	$1,391,188	$1,311,294
3/18	$1,353,415	$1,363,261	$1,328,254
4/18	$1,358,986	$1,368,443	$1,339,738
5/18	$1,438,917	$1,407,074	$1,421,060
6/18	$1,450,061	$1,416,276	$1,431,243
7/18	$1,473,309	$1,463,277	$1,456,188
8/18	$1,530,928	$1,514,664	$1,518,964
9/18	$1,524,410	$1,517,171	$1,482,429
10/18	$1,380,344	$1,405,458	$1,321,413
11/18	$1,414,735	$1,433,607	$1,342,417
12/18	$1,268,373	$1,300,182	$1,182,956
1/19	$1,393,566	$1,411,782	$1,316,037
2/19	$1,472,589	$1,461,433	$1,384,455
3/19	$1,457,187	$1,482,773	$1,355,480
4/19	$1,521,847	$1,541,983	$1,401,526
5/19	$1,458,225	$1,442,198	$1,292,526
6/19	$1,560,846	$1,543,493	$1,383,878
7/19	$1,589,574	$1,566,437	$1,391,845
8/19	$1,545,946	$1,534,505	$1,323,124
9/19	$1,552,222	$1,561,437	$1,350,654
10/19	$1,553,257	$1,595,050	$1,386,225
11/19	$1,607,646	$1,655,680	$1,443,288
12/19	$1,621,071	$1,703,486	$1,484,905
1/20	$1,597,026	$1,701,625	$1,437,282
2/20	$1,470,220	$1,562,308	$1,316,288
3/20	$1,223,172	$1,347,463	$1,030,305
4/20	$1,346,699	$1,525,921	$1,171,822
5/20	$1,423,219	$1,607,525	$1,248,078
6/20	$1,431,965	$1,644,276	$1,292,194
7/20	$1,496,461	$1,737,643	$1,327,960
8/20	$1,550,834	$1,863,526	$1,402,782
9/20	$1,474,731	$1,795,673	$1,355,924
10/20	$1,514,433	$1,756,917	$1,384,323
11/20	$1,695,322	$1,970,651	$1,639,488
12/20	$1,832,520	$2,059,307	$1,781,304
1/21	$1,835,837	$2,050,147	$1,870,943
2/21	$1,950,855	$2,114,229	$1,987,550
3/21	$2,011,668	$2,190,009	$2,007,513
4/21	$2,081,331	$2,302,902	$2,049,668
5/21	$2,090,180	$2,313,415	$2,053,894
6/21	$2,085,754	$2,370,461	$2,093,687
7/21	$2,084,638	$2,410,547	$2,018,087
8/21	$2,116,709	$2,479,291	$2,063,228
9/21	$2,061,414	$2,368,050	$2,002,394
10/21	$2,166,475	$2,528,189	$2,087,575
11/21	$2,086,850	$2,489,706	$2,000,586
12/21	$2,225,740	$2,587,747	$2,045,276
1/22	$2,057,595	$2,435,494	$1,848,369
2/22	$2,127,344	$2,374,146	$1,868,101
3/22	$2,109,907	$2,451,154	$1,891,351
4/22	$1,969,164	$2,231,182	$1,703,901
5/22	$1,921,834	$2,228,191	$1,706,476
6/22	$1,814,719	$2,041,783	$1,566,130
7/22	$1,977,882	$2,233,339	$1,729,638
8/22	$1,864,540	$2,149,993	$1,694,245
9/22	$1,716,324	$1,950,626	$1,531,876
10/22	$1,908,133	$2,110,589	$1,700,519
11/22	$1,980,373	$2,220,753	$1,740,239
12/22	$1,885,041	$2,090,721	$1,627,294
1/23	$2,060,722	$2,234,714	$1,785,900
2/23	$2,064,569	$2,182,483	$1,755,734
3/23	$2,008,146	$2,240,841	$1,671,846
4/23	$1,997,887	$2,264,715	$1,641,789
5/23	$1,926,076	$2,273,527	$1,626,623
6/23	$2,053,028	$2,428,776	$1,758,870
7/23	$2,106,886	$2,515,839	$1,866,431
8/23	$2,028,664	$2,467,274	$1,773,057
9/23	$1,886,324	$2,349,748	$1,668,673
10/23	$1,773,478	$2,287,459	$1,554,871
11/23	$1,926,076	$2,500,760	$1,695,602
12/23	$2,102,483	$2,633,405	$1,902,777
1/24	$2,054,640	$2,662,591	$1,828,771
2/24	$2,168,428	$2,806,718	$1,932,173
3/24	$2,257,647	$2,897,256	$2,001,343
4/24	$2,115,413	$2,769,771	$1,860,483
5/24	$2,176,186	$2,900,635	$1,953,818
6/24	$2,151,618	$2,990,431	$1,935,745
7/24	$2,297,732	$3,046,020	$2,132,415
8/24	$2,330,058	$3,112,328	$2,100,561
9/24	$2,353,332	$3,176,709	$2,115,242
10/24	$2,296,439	$3,153,381	$2,084,690
11/24	$2,539,530	$3,363,157	$2,313,368
12/24	$2,359,796	$3,260,361	$2,122,317

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.23%	7.79%	8.96%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2000® Index	11.54%	7.40%	7.81%

AssetsNet	$ 170,636,608
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 980,604
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,636,608
# of Portfolio Holdings	71
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$980,604

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	2.1%
Utilities	2.2%
Consumer Staples	3.7%
Materials	5.1%
Real Estate	6.6%
Health Care	8.7%
Information Technology	9.1%
Consumer Discretionary	14.1%
Financials	23.9%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.9%
Wyndham Hotels & Resorts, Inc.	2.8%
CBIZ, Inc.	2.8%
AptarGroup, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.7%
Dorman Products, Inc.	2.5%
Community Financial System, Inc.	2.5%
Core & Main, Inc., Class A	2.4%
Stifel Financial Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
Total	25.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class R
Trading Symbol	ERSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$154	1.46%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2000® Index (the Index): ↑ Sector allocations ― especially an underweight exposure to the health care sector and a lack of exposure to energy ― contributed to Index-relative performance ↑ Security selections ― particularly in the consumer discretionary and financials sectors ― contributed to returns relative to the Index during the period ↑ The Fund’s allocation to Dorman Products, Inc., a maker of aftermarket auto parts, helped returns as the company posted strong revenue and earnings growth ↑ An overweight exposure to industrial products maker CSW Industries, Inc. aided returns amid strategic business acquisitions, sales growth, and price increases ↓ The Fund’s security selections in the information technology and health care sectors detracted from performance relative to the Index during the period ↓ The Fund’s underweight exposure to the information technology sector detracted from performance relative to the Index during the period ↓ An overweight exposure to Quaker Chemical Corp., a developer of industrial chemical products, hurt returns as soft demand led to declines in sales and prices ↓ Not owning Super Micro Computer Inc., a maker of computer servers and data storage, hurt returns as the company benefited from the artificial intelligence boom

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,748	$9,722	$9,678
2/15	$10,419	$10,285	$10,253
3/15	$10,711	$10,180	$10,432
4/15	$10,312	$10,226	$10,165
5/15	$10,719	$10,368	$10,398
6/15	$10,770	$10,194	$10,475
7/15	$10,683	$10,365	$10,354
8/15	$10,248	$9,739	$9,703
9/15	$9,777	$9,455	$9,227
10/15	$10,081	$10,202	$9,747
11/15	$10,226	$10,258	$10,064
12/15	$9,695	$10,048	$9,559
1/16	$9,092	$9,481	$8,718
2/16	$9,133	$9,478	$8,718
3/16	$9,825	$10,145	$9,413
4/16	$9,809	$10,208	$9,561
5/16	$10,176	$10,391	$9,777
6/16	$10,038	$10,412	$9,770
7/16	$10,384	$10,825	$10,354
8/16	$10,519	$10,853	$10,537
9/16	$10,485	$10,870	$10,654
10/16	$10,342	$10,635	$10,148
11/16	$11,235	$11,111	$11,279
12/16	$11,541	$11,327	$11,595
1/17	$11,560	$11,541	$11,641
2/17	$11,859	$11,970	$11,866
3/17	$11,933	$11,978	$11,881
4/17	$11,952	$12,105	$12,012
5/17	$11,868	$12,229	$11,767
6/17	$12,158	$12,339	$12,174
7/17	$12,237	$12,572	$12,264
8/17	$12,093	$12,596	$12,108
9/17	$12,650	$12,903	$12,864
10/17	$12,785	$13,185	$12,974
11/17	$13,207	$13,585	$13,348
12/17	$13,231	$13,721	$13,294
1/18	$13,649	$14,444	$13,641
2/18	$13,189	$13,912	$13,113
3/18	$13,314	$13,633	$13,283
4/18	$13,367	$13,684	$13,397
5/18	$14,139	$14,071	$14,211
6/18	$14,244	$14,163	$14,312
7/18	$14,474	$14,633	$14,562
8/18	$15,027	$15,147	$15,190
9/18	$14,964	$15,172	$14,824
10/18	$13,544	$14,055	$13,214
11/18	$13,878	$14,336	$13,424
12/18	$12,432	$13,002	$11,830
1/19	$13,661	$14,118	$13,160
2/19	$14,422	$14,614	$13,845
3/19	$14,258	$14,828	$13,555
4/19	$14,902	$15,420	$14,015
5/19	$14,270	$14,422	$12,925
6/19	$15,265	$15,435	$13,839
7/19	$15,545	$15,664	$13,918
8/19	$15,106	$15,345	$13,231
9/19	$15,154	$15,614	$13,507
10/19	$15,166	$15,951	$13,862
11/19	$15,693	$16,557	$14,433
12/19	$15,810	$17,035	$14,849
1/20	$15,571	$17,016	$14,373
2/20	$14,335	$15,623	$13,163
3/20	$11,927	$13,475	$10,303
4/20	$13,112	$15,259	$11,718
5/20	$13,856	$16,075	$12,481
6/20	$13,932	$16,443	$12,922
7/20	$14,550	$17,376	$13,280
8/20	$15,076	$18,635	$14,028
9/20	$14,337	$17,957	$13,559
10/20	$14,706	$17,569	$13,843
11/20	$16,452	$19,707	$16,395
12/20	$17,788	$20,593	$17,813
1/21	$17,814	$20,501	$18,709
2/21	$18,912	$21,142	$19,876
3/21	$19,500	$21,900	$20,075
4/21	$20,164	$23,029	$20,497
5/21	$20,240	$23,134	$20,539
6/21	$20,202	$23,705	$20,937
7/21	$20,176	$24,105	$20,181
8/21	$20,483	$24,793	$20,632
9/21	$19,934	$23,681	$20,024
10/21	$20,942	$25,282	$20,876
11/21	$20,163	$24,897	$20,006
12/21	$21,492	$25,877	$20,453
1/22	$19,868	$24,355	$18,484
2/22	$20,527	$23,741	$18,681
3/22	$20,351	$24,512	$18,914
4/22	$18,991	$22,312	$17,039
5/22	$18,522	$22,282	$17,065
6/22	$17,484	$20,418	$15,661
7/22	$19,049	$22,333	$17,296
8/22	$17,952	$21,500	$16,942
9/22	$16,518	$19,506	$15,319
10/22	$18,362	$21,106	$17,005
11/22	$19,049	$22,208	$17,402
12/22	$18,112	$20,907	$16,273
1/23	$19,801	$22,347	$17,859
2/23	$19,832	$21,825	$17,557
3/23	$19,274	$22,408	$16,718
4/23	$19,168	$22,647	$16,418
5/23	$18,474	$22,735	$16,266
6/23	$19,681	$24,288	$17,589
7/23	$20,194	$25,158	$18,664
8/23	$19,424	$24,673	$17,731
9/23	$18,052	$23,497	$16,687
10/23	$16,981	$22,875	$15,549
11/23	$18,429	$25,008	$16,956
12/23	$20,111	$26,334	$19,028
1/24	$19,640	$26,626	$18,288
2/24	$20,718	$28,067	$19,322
3/24	$21,568	$28,973	$20,013
4/24	$20,202	$27,698	$18,605
5/24	$20,779	$29,006	$19,538
6/24	$20,536	$29,904	$19,357
7/24	$21,902	$30,460	$21,324
8/24	$22,205	$31,123	$21,006
9/24	$22,418	$31,767	$21,152
10/24	$21,856	$31,534	$20,847
11/24	$24,179	$33,632	$23,134
12/24	$22,444	$32,604	$21,223

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	11.61%	7.25%	8.41%
Russell 3000® Index	23.81%	13.85%	12.53%
Russell 2000® Index	11.54%	7.40%	7.81%

AssetsNet	$ 170,636,608
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 980,604
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$170,636,608
# of Portfolio Holdings	71
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$980,604

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.5%
Short-Term Investments	2.1%
Utilities	2.2%
Consumer Staples	3.7%
Materials	5.1%
Real Estate	6.6%
Health Care	8.7%
Information Technology	9.1%
Consumer Discretionary	14.1%
Financials	23.9%
Industrials	24.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	2.9%
Wyndham Hotels & Resorts, Inc.	2.8%
CBIZ, Inc.	2.8%
AptarGroup, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.7%
Dorman Products, Inc.	2.5%
Community Financial System, Inc.	2.5%
Core & Main, Inc., Class A	2.4%
Stifel Financial Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
Total	25.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122